SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

                        CALVERT SOCIAL BALANCED PORTFOLIO

                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE

                                 PRODUCTS FUND:

                             EQUITY-INCOME PORTFOLIO

                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE

                                PRODUCTS FUND II:

                     CONTRAFUND AND ASSET MANAGER PORTFOLIOS


                                  JUNE 30, 1999


This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----

Semi-Annual Report of Mutual of America Investment Corporation ............    1

   President's Message ....................................................    1

   Portfolio Management Discussions .......................................    2

   Portfolio of Investments in Securities:

     Money Market Fund ....................................................    9

     All America Fund .....................................................   10

     Equity Index Fund ....................................................   18

     Mid-Cap Equity Index Fund ............................................   23

     Bond Fund ............................................................   28

     Short-Term Bond Fund .................................................   31

     Mid-Term Bond Fund ...................................................   33

     Composite Fund .......................................................   35

     Aggressive Equity Fund ...............................................   39

   Statement of Assets and Liabilities ....................................   41

   Statement of Operations ................................................   42

   Statements of Changes in Net Assets ....................................   43

   Financial Highlights ...................................................   45

   Notes to Financial Statements ..........................................   51

Semi-Annual Report of Scudder Variable Life Investment Fund

Semi-Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Semi-Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Semi-Annual Report of Fidelity Investments Variable Insurance Products Fund: Equity-Income Portfolio

Semi-Annual Report of Fidelity Investments Variable Insurance Products Fund II: Contrafund Portfolio

Semi-Annual Report of Fidelity Investments Variable Insurance Products Fund II: Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      We are pleased to present the results of Funds offered by Mutual of America for the six-month period ending June 30, 1999. Eight of the nine funds delivered positive returns. In addition, eight of the nine funds were either in-line with or ahead of their respective benchmarks.

      The U.S. economy continued to expand during the first six months of the year following an explosive fourth quarter last year. Continued strength in consumer spending and a stabilization/recovery in pockets of the worldwide economy provided the fuel for domestic economic expansion. Inflation has remained benign through the first half of the year; however, concerns over the tight labor market and the pace of economic expansion prompted the Federal Reserve to raise the discount rate by a quarter of a point at the end of June.

      Yields on long-term Treasuries rose approximately 80 basis points during the first half of the year as the bond market reacted to concerns over the pace of economic expansion, the tight labor market and possible interest rate increases by the Federal Reserve. The potential for higher interest rates going forward depends on the inflation picture and the status of global economies. As the year draws to a close, Y2K issues may impact securities markets.

      The equity market benefited from the continued economic expansion, with corporate profits holding steady over the first half of the year. Record levels for major indices were set during the period. The Dow Jones Industrial Average closed above 11,000 and the Standard & Poor's 500 Index crested above 1370. Both have since posted modest declines. For the six-month period, stock performance was not dominated by large-cap companies as has been the case for several years. The technology driven NASDAQ and the Russell 2000, which represents smaller capitalized companies, outperformed the large-cap indices in the second quarter of this year.

                  Total Returns -- Six Months to June 30, 1999

      The total return performance of each Fund for the six months ended June 30, 1999 was as follows (please note that the Mid-Cap Equity Index Fund commenced operations on May 3, 1999):

Money Market Fund .........................................              + 2.3%
All America Fund ..........................................              +12.3%
Equity Index Fund .........................................              +12.2%
Mid-Cap Equity Index Fund .................................              + 4.1%
Bond Fund .................................................              - 1.8%
Short-Term Bond Fund ......................................              + 2.1%
Mid-Term Bond Fund ........................................              + 0.2%
Composite Fund ............................................              + 5.6%
Aggressive Equity Fund ....................................              + 6.9%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company or The American Life Insurance Company of New York.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and the Mid-Cap Equity Index Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o  Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                        Sincerely,

                                        /S/Dolores J. Morrissey
                                        Dolores J. Morrissey
                                        Chairman of the Board and President,
                                        Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The investment objective of the Money Market Fund is to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Money Market Fund returned 2.3%, which compares favorably with the Salomon Brothers 3-month Treasury Bill Index return of 2.2%. The seven-day annualized effective yield as of 8/10/99 is 5.17%. As with all past performance reportings, this yield is not necessarily indicative of future annual yields.

                                ALL AMERICA FUND

      Approximately 60% of the All America Fund's portfolio invests in the 500 stocks included in the Standard & Poor's 500 Index. The performance objective of this portion of the Fund is to replicate the returns of the Index. The remaining 40% of the Fund is actively managed by three sub-advisors and Mutual of America Capital Management Corporation. Approximately 30% of the Fund is invested in small capitalization and value stocks. Neither small cap nor value stocks did well in 1998, a trend that reversed itself in the first half of 1999. However, investor preference for large size growth companies with high earnings predictability remained strong. The All America Fund and the Standard & Poor's 500 Index returned 19.0% and 22.8%, respectively, for the twelve months ended June 30, 1999.

                         GROWTH OF A $10,000 INVESTMENT
                                [Graph Omitted]


                 All America Fund*
                 -----------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 YEAR              $11,904        19.0%     19.0%
 Since 5/2/94*       $29,428       194.3%     23.2%
 5 Years             $30,108       201.1%     24.7%
 10 Years            $45,343       353.4%     16.3%


                 S & P 500 Index
                 ---------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $12,275        22.8%     22.8%
 Since 5/2/94        $33,727       237.3%     26.5%
 5 Years             $34,186       241.9%     27.9%
 10 Years            $55,888       458.9%     18.8%


* Prior to May 2, 1994, the Fund was known as the Stock Fund, had a different investment objective and did not have any subadvisers. Performance data which includes periods prior to 5/2/94, reflects performance results achieved in accordance with the previous objective of the Stock Fund.

   The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                            MID CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks of the Standard &Poor's MidCap 400 Index. The Fund's total return for the two months ended June 30, 1999 was 4.1%, which tracked the performance of the Standard &Poor's MidCap 400 Index. The Fund benefited from emerging strength in small and mid capitalization stocks overall, and from strong performance by Capital Goods, Technology and Telecommunications stocks. Consumer Cyclicals and Financial Services issues did not perform as well.

      Since the Fund began operations on May 3, 1999, no graphic depiction is being presented at this time.


                                EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks included in the Standard &Poor's 500 Index. The Fund's net return for the twelve months ended June 30, 1999 was 22.8%, equaling the performance of the Standard &Poor's 500 Index. Performance was mainly driven by multiple expansions in the economy in an environment of low inflation and declining interest rates. Investor preference for larger capitalized companies with high earnings predictability was another factor driving performance in an Index which is dominated by large and mid-cap companies. The best performing sectors within the Index over the last twelve months were Technology, Communication Services, Health Care and Consumer Cyclicals. The worst performing sector was Energy.

                         GROWTH OF A $10,000 INVESTMENT
                                [Graph Omitted]


                Equity Index Fund
                -----------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $12,280        22.8%     22.8%
 5 Years             $33,824       238.2%     27.6%
 Since 2/5/93
  (Inception)        $34,723       247.2%    21.5%


                  S & P 500 Index
                  ---------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $12,275        22.8%     22.8%
 5 Years             $34,186       241.9%     27.9%
 Since 2/5/93
  (Inception)        $35,191       251.9%     21.7%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield significantly more than U.S. Treasuries. A "flight to quality" in the second half of 1998 caused yield spreads between U.S. Treasuries and corporate and agency securities to widen, leading the Fund to underperform. This tended to reverse itself during the first half of 1999. Over the longer term, higher yielding securities are expected to outperform U.S. Treasuries. The Bond Fund returned 1.3% for the twelve months ended June 30, 1999 versus the Lehman Brothers Government/Corporate Bond Index return of 2.7%.

                         GROWTH OF A $10,000 INVESTMENT
                                [Graph Omitted]


                     Bond Fund
                     ---------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 1/0/00              $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,128         1.3%     1.3%
 5 Years             $14,493        44.9%     7.7%
 10 Years            $21,548       115.5%     8.0%


     Lehman Bros. Gov't/Corp. Bond Index
     -----------------------------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 1/0/00              $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,270         2.7%     2.7%
 5 Years             $14,534        45.3%     7.8%
 10 Years            $21,843       118.4%     8.1%


The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S.Government agency and mortgage backed securities, which yield significantly more than U.S. Treasury securities. While these securities underperformed Treasuries late in 1998, they have reacted as expected so far in 1999. Over the longer term, the higher yielding securities are expected to outperform U.S. Treasuries. Over the past twelve months, the Short-Term Bond Fund returned 5.0% versus the Salomon Brothers 1-3 year Bond Index return of 5.2%.

                         GROWTH OF A $10,000 INVESTMENT
                                [Graph Omitted]


               Short-Term Bond Fund
               --------------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,498         5.0%     5.0%
 5 Years             $13,129        31.3%     5.6%
 Since 2/5/93
  (Inception)        $13,706        37.1%     5.0%


     Salomon Bros. 1-3 Year Bond Index
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,518         5.2%     5.2%
 5 Years             $13,613        36.1%     6.4%
 Since 2/5/93
  (Inception)        $14,165        41.7%     5.6%


The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the preformance return line of the index does not.

                               MID-TERM BOND FUND


The Mid-Term Bond fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield significantly more than U.S. Treasuries. A "flight to quality" in the second half of 1998 caused yield spreads between U.S. Treasuries and corporate and agency securities to widen, leading the Fund to underperform. This tended to reverse itself during the first half of 1999. Over the longer term, higher yielding securities are expected to outperform U.S. Treasuries. The Mid-Term Bond Fund returned 3.4% for the twelve months ended June 30, 1999 versus the Salomon Brothers 3-7 Year Bond Index return of 4.3%.


                         GROWTH OF A $10,000 INVESTMENT
                                [Graph Omitted]


                 Mid-Term Bond Fund
                 ------------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,336         3.4%     3.4%
 5 Years             $13,895        38.9%     6.8%
 Since 2/5/93
  (Inception)        $14,315        43.1%     5.8%


      Salomon Bros. 3-7 Year Bond Index
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,427         4.3%     4.3%
 5 Years             $14,252        42.5%     7.3%
 Since 2/5/93
  (Inception)        $14,820        48.2%     6.3%


The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return line of the index does not.

                                 COMPOSITE FUND

      The Composite Fund invests in approximately 100 of the stocks listed in the Standard & Poor's 500 Index, along with publicly traded debt securities and money market instruments. The Fund's objective is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk within a diversified portfolio. During 1999, the benchmark for the Fund was a blend of 50% stocks (as represented by the S&P 500 Index), 40% bonds (as represented by the Lehman Brothers Government/Corporate Index). The equity portion of the Index underperformed its benchmark for the last twelve months, due in part to stock selection from within the S&P 500 Index universe. Performance of the index was primarily driven by the largest capitalized companies while other companies did not fare as well. The Fund's investment in these less dominant companies, on a market-capitalized basis, had a negative impact on performance. The bond portion underperformed its Index due to an intentional overweight in corporate securities versus the Index. This process usually will provide favorable income and yield to the Fund; however, the many uncertainties in the capital markets during the year resulted in Treasury securities rallying strongly and corporate securities lagging. As the factors that have unsettled the market are resolved, spreads between Treasuries and corporate securities should trend back to historical levels.
Investing in high quality commercial paper enabled the money market portion of the Fund to outperform the Salomon Brothers 3-month Treasury Bill Index.

                                [Graph Omitted]


                 Composite Fund
                 --------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $11,006        10.1%     10.1%
 5 Years             $19,730        97.3%     14.6%
 10 Years            $30,389       203.9%     11.8%


                S & P 500 Index
                ---------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $12,275        22.8%     22.8%
 5 Years             $34,186       241.9%     27.9%
 10 Years            $55,888       458.9%     18.8%


      Lehman Bros Gov't/Corp. Bond Index
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,270         2.7%     2.7%
 5 Years             $14,534        45.3%     7.8%
 10 Years            $21,843       118.4%     8.1%


      Salomon Bros. 3-month T-Bill Index
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,472         4.7%     4.7%
 5 Years             $12,888        28.9%     5.2%
 10 Years            $16,643        66.4%     5.2%


The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the performance return lines of the indices do not.

                             AGGRESSIVE EQUITY FUND

      The investment objective of the Aggressive Equity Fund is capital appreciation to be achieved by investing in both growth and value companies. The Funds's performance for the twelve months ended June 30, 1999 of 0.0% lagged the Russell 2000 Index's performance of 1.5% due primarily to an overweighting in Energy issues early in the year and a sharp downturn among the Fund's Health Care stocks in April. Technology stocks, particularly semiconductors, were the strongest performers.

                         GROWTH OF A $10,000 INVESTMENT
                                [Graph Omitted]


              Aggressive Equity Fund
              ----------------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,002         0.0%      0.0%
 5 Years             $23,376       133.8%     18.5%
 Since 5/2/94
  (Inception)        $22,864       128.6%     17.4%


              Russell 2000 Index
              ------------------
 Period              Growth         Total Return
 Ended                 of          Cumu-     Annual
 6/30/99             $10,000      lative     Average
 ---------------------------------------------------
 1 Year              $10,150         1.5%     1.5%
 5 Years             $20,400       104.0%     15.3%
 Since 5/2/94
  (Inception)        $19,296        93.0%    13.6%


The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees, that reduce returns, while the preformance return line of the index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                                            Discount                 Face
                                                                  Rating*     Rate    Maturity      Amount        Values
                                                                 --------   --------  ---------  -----------   ------------
SHORT-TERM DEBT SECURITIES:
AGENCIES  (7.2%)
   Student Loan Marketing Assn.** ..............................                6.46%  08/19/99   $5,000,000    $ 5,000,000
                                                                                                                -----------
COMMERCIAL PAPER  (92.8%)
   Air Products & Chemicals, Inc. ..............................    A1/P1       4.85   07/09/99    1,800,000      1,798,052
   Albertson's, Inc. ...........................................    A1/P1       5.07   07/28/99    1,000,000        996,194
   American Express Credit Corp. ...............................    A1/P1       4.80   07/12/99    2,000,000      1,997,047
   Associates Corp. North America ..............................   A1+/P1       4.80   07/13/99    3,100,000      3,095,006
   Bear Stearns Cos., Inc ......................................    A1/P1       5.03   09/14/99    3,000,000      2,967,232
   Becton Dickinson & Co. ......................................    A1/P1       4.83   07/19/99    1,090,000      1,087,354
   Becton Dickinson & Co. ......................................    A1/P1       4.88   07/29/99    2,000,000      1,992,386
   Bell Atlantic Network Funding Corp. .........................    A1/P1       5.05   07/21/99    2,160,000      2,153,934
   Bemis Inc. ..................................................    A1/P1       4.87   07/16/99      842,000        840,286
   Central Illinois Light Co. ..................................   A1+/P1       5.08   08/02/99    1,000,000        995,475
   Coca-Cola Co. ...............................................   A1+/P1       4.86   08/02/99    1,300,000      1,294,362
   Coca-Cola Co. ...............................................   A1+/P1       4.92   08/09/99    1,700,000      1,690,914
   Consolidated Natural Gas Co. ................................   A1+/P1       4.98   07/15/99    1,000,000        998,059
   DaimlerChrysler AG ..........................................    A1/P1       4.82   07/15/99      670,000        668,736
   DaimlerChrysler AG ..........................................    A1/P1       4.85   07/15/99    2,481,000      2,476,295
   Disney (Walt) Co. ...........................................    A1/P1       4.88   08/26/99    2,035,000      2,019,504
   Du Pont (E.I.) de Nemours & Co., Inc. .......................   A1+/P1       4.87   08/16/99    2,910,000      2,891,833
   Duke Power Company ..........................................    A1/P1       5.65   07/01/99      571,000        571,000
   Ford Motor Credit Co. .......................................    A1/P1       4.83   07/09/99    2,105,000      2,102,727
   Ford Motor Credit Co. Puerto Rico, Inc. .....................    A1/P1       4.90   07/19/99    1,000,000        997,541
   General Electric Capital Corp. ..............................   A1+/P1       4.84   07/19/99    1,439,000      1,435,498
   General Electric Capital Corp. ..............................   A1+/P1       4.84   07/20/99    1,419,000      1,415,355
   Great Lakes Chemical Corp. ..................................    A1/P1       4.80   07/09/99    3,000,000      2,996,779
   GTE Funding, Inc. ...........................................    A1/P1       5.10   07/19/99    3,175,000      3,166,897
   IBM Credit Corp. ............................................    A1/P1       4.91   08/09/99    3,065,000      3,048,650
   International Lease Fin. Corp. ..............................   A1+/P1       4.87   08/05/99    1,720,000      1,711,831
   International Lease Fin. Corp. ..............................   A1+/P1       4.90   08/19/99      314,000        311,898
   Merrill Lynch & Co., Inc. ...................................   A1+/P1       5.35   07/01/99      500,000        500,000
   Merrill Lynch & Co., Inc. ...................................   A1+/P1       4.80   07/02/99      822,000        821,890
   Merrill Lynch & Co., Inc. ...................................   A1+/P1       4.90   08/02/99    2,000,000      1,991,254
   Motorola Credit Corp. .......................................   A1+/P1       5.15   08/17/99      763,000        757,865
   Northern States Power Co. ...................................   A1+/P1       5.25   07/07/99    2,000,000      1,998,249
   Northern States Power Co. ...................................   A1+/P1       4.92   08/23/99      586,000        581,740
   PetroFina Delaware, Inc. ....................................    A1/P1       4.83   07/23/99    1,950,000      1,944,216
   PetroFina Delaware, Inc. ....................................    A1/P1       4.89   07/23/99    1,300,000      1,296,100
   Proctor & Gamble Co. ........................................   A1+/P1       4.85   07/28/99      800,000        797,081
   Toyota Motor Credit Co. .....................................   A1+/P1       5.01   08/10/99    3,040,000      3,023,044
   Wisconsin Electric Fuel .....................................   A1+/P1       4.85   07/15/99    1,039,000      1,037,030
   Wisconsin Electric Fuel .....................................   A1+/P1       4.90   07/29/99    2,027,000      2,019,244
                                                                                                                -----------
                                                                                                                 64,488,558
                                                                                                                -----------
TOTAL SHORT-TERM DEBT SECURITIES:
   (Cost: $69,489,800) 100% ..................................................................................  $69,488,558
                                                                                                                ===========

----------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services, Inc.

** Floating Rate Note (rate adjusted weekly); valued at par which approximates market.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                           Shares        Value
                                                           ------     ----------
INDEXED ASSETS :
COMMON STOCKS
  3Com Corp. .....................................         15,146     $  404,209
  Abbott Laboratories ............................         64,362      2,928,471
  Adobe Systems, Inc. ............................          2,611        214,510
  Advanced Micro Devices, Inc. ...................          6,171        111,464
  AES Corp. ......................................          8,037        467,151
  Aetna, Inc. ....................................          6,035        539,755
  Aflac, Inc. ....................................         11,249        538,546
  Air Products & Chemicals, Inc. .................          9,681        389,660
  Alberto-Culver Co. .............................          2,371         63,128
  Albertson's, Inc. ..............................         17,680        911,646
  Alcan Aluminum Ltd. ............................          9,754        311,518
  ALCOA Inc. .....................................         15,500        959,063
  Allegheny Teledyne, Inc. .......................          8,282        187,380
  Allergan, Inc. .................................          2,786        309,246
  AlliedSignal, Inc. .............................         23,521      1,481,823
  Allstate Corp. .................................         34,639      1,242,674
  Alltel Corp. ...................................         11,869        848,634
  Alza Corp. .....................................          4,283        217,898
  Amerada Hess Corp. .............................          3,815        226,993
  Ameren Corp. ...................................          5,880        225,645
  America Online, Inc. ...........................         45,923      5,074,492
  American Electric Power, Inc. ..................          8,078        303,430
  American Express Co. ...........................         19,214      2,500,222
  American General Corp. .........................         10,641        802,065
  American Greetings Corp. Cl A ..................          2,837         85,465
  American Home Products Corp. ...................         55,895      3,213,963
  American Int'l Group, Inc. .....................         52,362      6,129,627
  Ameritech Corp. ................................         46,397      3,410,180
  Amgen, Inc. ....................................         21,490      1,308,204
  AMR Corp. ......................................          6,465        441,236
  Amsouth Bancorporation .........................          7,420        172,051
  Anadarko Petroleum Corp. .......................          5,093        187,486
  Andrew Corp. ...................................          3,464         65,600
  Anheuser-Busch Cos., Inc. ......................         20,177      1,431,306
  Aon Corp. ......................................         10,770        444,263
  Apache Corp. ...................................          4,708        183,612
  Apple Computer, Inc. ...........................          6,694        310,016
  Applied Materials, Inc. ........................         15,578      1,150,825
  Archer-Daniels-Midland Co. .....................         24,996        385,876
  Armstrong World Inds., Inc. ....................          1,690         97,703
  Asarco, Inc. ...................................          1,760         33,110
  Ashland, Inc. ..................................          3,139        125,952
  Associates First Capital Corp. .................         30,735      1,361,945
  AT&T Corp. .....................................        134,496      7,506,558
  Atlantic Richfield Co. .........................         13,763      1,150,071
  Autodesk, Inc. .................................          2,541         75,118
  Automatic Data Processing, Inc. ................         26,008      1,144,352
  AutoZone, Inc. .................................          6,432        193,764
  Avery Dennison Corp. ...........................          4,787        289,015
  Avon Products, Inc. ............................         11,083        615,107
  Baker Hughes, Inc. .............................         13,802        462,367
  Ball Corp. .....................................          1,353         57,164
  Bank of America Corp. ..........................         73,608      5,396,387
  Bank of New York Co., Inc. .....................         32,113      1,178,146
  Bank One Corp. .................................         49,641      2,956,742
  BankBoston Corp. ...............................         12,517        639,932
  Bard (C.R.), Inc. ..............................          2,164        103,466
  Barrick Gold Corp. .............................         16,417        318,079
  Battle Mountain Gold Co. .......................         10,197         24,855
  Bausch & Lomb, Inc. ............................          2,368        181,152
  Baxter International, Inc. .....................         12,301        745,748
  BB & T Corp. ...................................         13,123        481,450
  Bear Stearns Cos., Inc. ........................          4,902        229,169
  Becton Dickinson & Co. .........................         10,512        315,360


                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Bell Atlantic Corp. ........................           65,831       $4,303,702
  BellSouth Corp. ............................           80,055        3,752,578
  Bemis Co. ..................................            2,211           87,887
  Bestfoods ..................................           11,764          582,318
  Bethlehem Steel Corp. ......................            5,752           44,219
  Biomet, Inc. ...............................            4,742          188,495
  Black & Decker Corp. .......................            3,710          234,194
  Block (H. & R.), Inc. ......................            4,186          209,300
  BMC Software, Inc. .........................            9,927          536,058
  Boeing Co. .................................           41,008        1,812,041
  Boise Cascade Corp. ........................            2,378          101,957
  Boston Scientific Corp. ....................           16,588          728,835
  Briggs & Stratton Corp. ....................              991           57,230
  Bristol-Myers Squibb Co. ...................           83,893        5,909,213
  Brown-Forman Corp. Cl B ....................            2,892          188,522
  Browning-Ferris Inds., Inc. ................            6,781          291,583
  Brunswick Corp. ............................            3,879          108,127
  Burlington Northern Santa Fe ...............           19,804          613,924
  Burlington Resources, Inc. .................            7,488          323,856
  Cabletron Systems, Inc. ....................            7,297           94,861
  Campbell Soup Co. ..........................           18,769          870,412
  Capital One Financial Corp. ................            8,307          462,596
  Cardinal Health, Inc. ......................           11,486          736,540
  Carnival Corp. .............................           25,875        1,254,938
  Carolina Power & Light Co. .................            6,389          273,529
  Case Corp. .................................            3,124          150,343
  Caterpillar, Inc. ..........................           15,143          908,580
  CBS Corp. ..................................           29,810        1,294,872
  Cendant Corp. ..............................           32,335          662,868
  Centex Corp. ...............................            2,511           94,319
  Central & South West Corp. .................            9,110          212,946
  CenturyTel, Inc. ...........................            5,910          234,923
  Ceridian Corp. .............................            6,040          197,433
  Champion International Corp. ...............            4,035          193,176
  Charles Schwab Corp. .......................           17,220        1,892,048
  Chase Manhattan Corp. ......................           35,869        3,107,152
  Chevron Corp. ..............................           27,670        2,633,838
  Chubb Corp. ................................            6,879          478,091
  CIGNA Corp. ................................            8,717          775,813
  Cincinnati Financial Corp. .................            6,951          261,097
  CINergy Corp. ..............................            6,695          214,240
  Circuit City Group, Inc. ...................            4,241          394,413
  Cisco Systems, Inc. ........................          135,016        8,708,532
  Citigroup, Inc. ............................          142,990        6,792,025
  Clear Channel Communications ...............           14,007          965,608
  Clorox Co. .................................            4,946          528,295
  CMS Energy Corp. ...........................            4,939          206,821
  Coastal Corp. ..............................            8,978          359,120
  Coca-Cola Co. ..............................          104,071        6,504,438
  Coca-Cola Enterprises, Inc. ................           17,869          531,603
  Colgate-Palmolive Co. ......................           12,362        1,220,748
  Columbia Energy Group ......................            3,523          220,848
  Columbia/HCA Healthcare Corp. ..............           23,916          545,584
  Comcast Corp. Cl A .........................           31,222        1,200,096
  Comerica, Inc. .............................            6,567          390,326
  Compaq Computer Corp. ......................           71,853        1,702,018
  Computer Associates Intl., Inc .............           22,745        1,250,975
  Computer Sciences Corp. ....................            6,705          463,902
  Compuware Corp. ............................           15,515          493,571
  Conagra, Inc. ..............................           20,659          550,046
  Conseco, Inc. ..............................           13,564          412,854
  Consolidated Edison, Inc. ..................            9,566          432,862
  Consolidated Natural Gas Co. ...............            4,046          245,795
  Consolidated Stores Corp. ..................            4,623          124,821

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
Constellation Energy Group ...................            6,301       $  186,667
  Cooper Industries, Inc. ....................            3,984          207,168
  Cooper Tire & Rubber Co. ...................            3,200           75,600
  Coors (Adolph) Co. Cl B ....................            1,611           79,745
  Corning, Inc. ..............................           10,275          720,534
  Costco Co. .................................            9,216          737,856
  Countrywide Credit Industries ..............            4,752          203,148
  Crane Co. ..................................            3,051           95,916
  Crown Cork & Seal, Inc. ....................            5,165          147,203
  CSX Corp. ..................................            9,163          415,198
  Cummins Engine Co., Inc. ...................            1,708           97,570
  CVS Corp. ..................................           16,463          835,497
  Cyprus Amax Minerals Co. ...................            3,808           57,834
  Dana Corp. .................................            7,093          326,721
  Danaher Corp. ..............................            5,647          328,232
  Darden Restaurants, Inc. ...................            5,634          122,892
  Data General Corp. .........................            2,197           31,994
  Dayton-Hudson Corp. ........................           18,611        1,209,715
  Deere & Co. ................................            9,755          386,542
  Dell Computer Corp. ........................          107,423        3,974,651
  Delphi Automotive Systems Corp .............           23,756          440,971
  Delta Air Lines, Inc. ......................            5,980          344,598
  Deluxe Corp. ...............................            3,289          128,065
  Dillard's Inc. Cl A ........................            4,608          161,856
  Disney (Walt) Co. ..........................           86,791        2,674,248
  Dollar General Corp. .......................            9,486          275,094
  Dominion Resources, Inc. ...................            8,248          357,242
  Donnelley (R.R.) & Sons Co. ................            5,507          204,103
  Dover Corp. ................................            8,983          314,405
  Dow Chemical Co. ...........................            9,344        1,185,520
  Dow Jones & Co., Inc. ......................            3,813          202,327
  DTE Energy Co. .............................            6,216          248,640
  Du Pont (E.I.) de Nemours & Co .............           47,747        3,261,717
  Duke Energy Corp. ..........................           15,282          830,959
  Dun & Bradstreet Corp. .....................            6,974          247,141
  Eastern Enterprises ........................              957           38,041
  Eastman Chemical Co. .......................            3,346          173,156
  Eastman Kodak Co. ..........................           13,676          926,549
  Eaton Corp. ................................            3,014          277,288
  Ecolab, Inc. ...............................            5,462          238,280
  Edison International .......................           14,891          398,334
  EG&G, Inc. .................................            1,888           67,260
  Electronic Data Systems Corp. ..............           20,803        1,176,670
  EMC Corp. ..................................           42,705        2,348,775
  Emerson Electric Co. .......................           18,465        1,160,987
  Engelhard Corp. ............................            5,273          119,302
  Enron Corp. ................................           14,825        1,211,944
  Entergy Corp. ..............................           10,411          325,344
  Equifax, Inc. ..............................            6,225          222,155
  Exxon Corp. ................................          102,641        7,916,187
  Fannie Mae .................................           43,974        3,006,722
  FDX Corp. ..................................           12,494          677,800
  Federated Department Stores ................            8,839          467,915
  Fifth Third Bancorp ........................           11,230          747,497
  First Data Corp. ...........................           18,183          889,831
  First Union Corp. ..........................           40,748        1,915,156
  Firstar Corporation ........................           27,845          779,660
  FirstEnergy Corp. ..........................           10,009          310,279
  Fleet Financial Group, Inc. ................           23,993        1,064,689
  Fleetwood Enterprises, Inc. ................            1,528           40,397
  Fluor Corp. ................................            3,191          129,236
  FMC Corp. ..................................            1,337           91,334
  Ford Motor Co. .............................           51,316        2,896,147
  Fort James Corp. ...........................            9,308          352,541


                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Fortune Brands, Inc. .......................            7,033      $   290,990
  Foster Wheeler Corp. .......................            1,808           25,538
  FPL Group, Inc. ............................            7,637          417,171
  Franklin Resources, Inc. ...................           10,666          433,306
  Freddie Mac ................................           29,326        1,700,908
  Freeport-McMoran Copper Cl B ...............            6,882          123,446
  Frontier Corp. .............................            7,245          427,455
  Fruit of the Loom, Inc. ....................            3,199           31,190
  Gannett Co., Inc. ..........................           11,889          848,577
  Gap, Inc. ..................................           36,099        1,818,487
  Gateway, Inc. ..............................            6,598          389,282
  General Dynamics Corp. .....................            5,350          366,475
  General Electric Co. .......................          138,341       15,632,533
  General Instrument Corp. ...................            7,267          308,848
  General Mills, Inc. ........................            6,474          520,348
  General Motors Corp. .......................           27,756        1,831,896
  Genuine Parts Co. ..........................            7,595          265,825
  Georgia-Pacific Group (Ga-Pac Gp.) .........            7,226          342,332
  Gillette Co. ...............................           47,044        1,928,804
  Golden West Financial Corp. ................            2,403          235,494
  Goodrich (B.F.) Co. ........................            3,140          133,450
  Goodyear Tire & Rubber Co. .................            6,581          387,045
  GPU, Inc. ..................................            5,291          223,214
  Grainger (W.W.), Inc. ......................            3,929          211,429
  Great Atlantic & Pac. Tea, Inc .............            1,697           57,380
  Great Lakes Chemical Corp. .................            2,495          114,926
  GTE Corp. ..................................           40,930        3,100,448
  Guidant Corp. ..............................           12,719          654,234
  Halliburton Co. ............................           18,561          839,885
  Harcourt General, Inc. .....................            2,999          154,636
  Harnischfeger Industries, Inc. .............            2,120            4,240
  Harrah's Entertainment, Inc. ...............            5,415          119,130
  Harris Corp. ...............................            3,330          130,494
  Hartford Financial Svs. Gp,Inc .............            9,554          557,118
  Hasbro, Inc. ...............................            8,414          242,428
  HCR Manor Care .............................            4,674          113,052
  HealthSouth Corp. ..........................           17,460          260,809
  Heinz (H.J.) Co. ...........................           15,274          765,609
  Helmerich & Payne, Inc. ....................            2,081           49,554
  Hercules, Inc. .............................            4,196          164,955
  Hershey Food Corp. .........................            5,883          349,303
  Hewlett-Packard Co. ........................           42,851        4,306,526
  Hilton Hotels Corp. ........................           11,009          156,190
  Home Depot, Inc. ...........................           62,505        4,027,666
  Homestake Mining Co. .......................           10,954           89,686
  Honeywell, Inc. ............................            5,317          616,107
  Household International, Inc. ..............           20,383          965,645
  Humana, Inc. ...............................            7,408           95,841
  Huntington Bancshares, Inc. ................            8,897          311,395
  Ikon Office Solutions, Inc. ................            6,260           93,900
  Illinois Tool Works, Inc. ..................           10,557          865,674
  IMS Health, Inc. ...........................           13,457          420,531
  Inco Ltd. ..................................            8,081          145,458
  Ingersoll Rand Co. .........................            6,942          448,627
  Intel Corp. ................................          140,754        8,374,863
  International Paper Co. ....................           17,312          874,256
  Interpublic Group of Cos.,Inc ..............            5,868          508,316
  Intl. Business Machines Corp. ..............           77,922       10,071,419
  Intl. Flavors & Fragrances .................            4,547          201,773
  ITT Industries, Inc. .......................            3,701          141,101
  Jefferson-Pilot Corp. ......................            4,475          296,189
  Johnson & Johnson ..........................           56,769        5,563,362
  Johnson Controls, Inc. .....................            3,584          248,416
  Jostens, Inc. ..............................            1,447           30,477

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                         Shares          Value
                                                         ------      -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Kansas City Southern Inds ................             4,626       $   295,197
  Kaufman & Broad Home Corp. ...............             2,017            50,173
  Kellogg Co. ..............................            17,111           564,663
  Kerr-McGee Corp. .........................             3,646           182,984
  KeyCorp ..................................            19,217           617,346
  Kimberly Clark Corp. .....................            22,877         1,303,989
  King World Productions, Inc. .............             3,019           105,099
  KLA Tencor Corp. .........................             3,707           240,492
  Kmart Corp. ..............................            20,810           342,064
  Knight-Ridder, Inc. ......................             3,312           181,953
  Kohl's Corp. .............................             6,863           529,738
  Kroger Co. ...............................            34,736           970,437
  Laidlaw, Inc. ............................            14,634           107,926
  Lehman Brothers Holdings, Inc. ...........             5,001           311,312
  Lilly (Eli) & Co. ........................            46,427         3,325,334
  Limited, Inc. ............................             8,974           407,195
  Lincoln National Corp. ...................             8,532           446,330
  Liz Claiborne, Inc. ......................             2,654            96,871
  Lockheed Martin Corp. ....................            16,571           617,270
  Loews Corp. ..............................             4,599           363,896
  Longs Drug Stores Corp. ..................             1,727            59,689
  Louisiana-Pacific Corp. ..................             4,588           108,965
  Lowe's Companies, Inc. ...................            15,677           888,690
  LSI Logic Corp. ..........................             5,970           275,366
  Lucent Technologies ......................           128,455         8,662,714
  Mallinckrodt, Inc. .......................             3,009           109,452
  Marriott International, Inc. .............            10,525           393,372
  Marsh & McLennan Cos., Inc. ..............            11,105           838,428
  Masco Corp. ..............................            14,321           413,519
  Mattel, Inc. .............................            17,540           463,714
  May Department Stores Co. ................            14,067           574,989
  Maytag Corp. .............................             3,798           264,673
  MBIA, Inc. ...............................             4,257           275,641
  MBNA Corp. ...............................            33,849         1,036,626
  McDermott International, Inc. ............             2,627            74,213
  McDonald's Corp. .........................            57,385         2,370,718
  McGraw-Hill Cos., Inc. ...................             8,308           448,113
  MCI WorldCom, Inc. .......................            78,644         6,783,045
  McKesson HBOC, Inc. ......................            11,697           375,766
  Mead Corp. ...............................             4,299           179,483
  MediaOne Group, Inc. .....................            25,622         1,905,636
  Medtronic, Inc. ..........................            24,663         1,920,631
  Mellon Bank Corp. ........................            22,050           802,069
  Mercantile Bancorporation ................             6,643           379,481
  Merck & Co., Inc. ........................           100,568         7,442,032
  Meredith Corp. ...........................             2,200            76,175
  Merrill Lynch & Co., Inc. ................            15,487         1,237,992
  MGIC Investment Corp. ....................             4,623           224,793
  Micron Technology, Inc. ..................            10,456           421,508
  Microsoft Corp. ..........................           215,723        19,455,666
  Milacron, Inc. ...........................             1,559            28,842
  Millipore Corp. ..........................             1,946            78,935
  Minnesota Mining & Mfg. Co. ..............            16,972         1,475,503
  Mirage Resorts, Inc. .....................             8,369           140,181
  Mobil Corp. ..............................            33,072         3,274,128
  Monsanto Co. .............................            26,449         1,043,082
  Moore Corp., Ltd. ........................             3,925            32,872
  Morgan (J.P.) & Co., Inc. ................             7,482         1,051,221
  Morgan Stanley Dean Witter ...............            24,498         2,511,045
  Motorola, Inc. ...........................            25,338         2,400,776
  Nabisco Group Holdings ...................            13,713           268,261
  NACCO Industries, Inc. Cl A ..............               362            26,607
  Nalco Chemical Co. .......................             2,765           143,434
  National City Corp. ......................            13,237           867,024


                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  National Semiconductor Corp. ...............            7,071       $  178,985
  National Service Industries ................            1,720           61,920
  Navistar International Corp. ...............            2,795          139,750
  New Century Energies, Inc. .................            4,942          191,811
  New York Times Co. Cl A ....................            7,431          273,554
  Newell Rubbermaid, Inc. ....................           11,860          551,490
  Newmont Mining Corp. .......................            7,059          140,298
  Nextel Communications, Inc. ................           12,460          625,336
  Niagara Mohawk Holdings, Inc. ..............            7,910          127,054
  Nicor, Inc. ................................            2,119           80,654
  Nike, Inc. Cl B ............................           11,930          755,318
  Nordstrom, Inc. ............................            6,092          204,082
  Norfolk Southern Corp. .....................           16,009          482,271
  Nortel Networks Corp .......................           28,016        2,432,139
  Northern States Power Co. ..................            6,441          155,792
  Northern Trust Corp. .......................            4,688          454,736
  Northrop Grumman Corp. .....................            2,905          192,638
  Novell, Inc. ...............................           14,252          377,678
  Nucor Corp. ................................            3,697          175,376
  Occidental Petroleum Corp. .................           14,604          308,510
  Omnicom Group, Inc. ........................            7,531          602,480
  Oneok, Inc. ................................            1,399           44,418
  Oracle Corp. ...............................           60,775        2,256,272
  Owens Corning ..............................            2,397           82,397
  Owens-Illinois Inc. ........................            6,559          214,397
  Paccar, Inc. ...............................            3,298          176,031
  PacifiCorp .................................           12,741          234,116
  Paine Webber Group, Inc. ...................            6,148          287,419
  Pall Corp. .................................            5,253          116,551
  Parametric Technology Corp. ................           11,465          159,077
  Parker Hannifin Corp. ......................            4,651          212,783
  Paychex, Inc. ..............................           10,362          330,289
  PE Corp-PE Biosystems Group ................            2,103          241,319
  Peco Energy Co. ............................            8,075          338,141
  Penney (J.C.) Co., Inc. ....................           11,126          540,306
  Peoples Energy Corp. .......................            1,570           59,169
  Peoplesoft, Inc. ...........................           10,135          174,829
  Pep Boys-Manny, Moe & Jack .................            2,251           48,678
  PepsiCo, Inc. ..............................           62,224        2,407,291
  Pfizer, Inc. ...............................           54,790        6,013,203
  PG & E Corp. ...............................           16,149          524,843
  Pharmacia & Upjohn, Inc. ...................           21,449        1,218,571
  Phelps Dodge Corp. .........................            2,446          151,499
  Phillip Morris Cos., Inc. ..................          102,786        4,130,712
  Phillips Petroleum Co. .....................           10,750          540,859
  Pioneer Hi-Bred Intl., Inc. ................           10,109          393,619
  Pitney Bowes, Inc. .........................           11,510          739,518
  Placer Dome, Inc. ..........................           13,702          161,855
  PNC Bank Corp. .............................           12,703          732,010
  Polaroid Corp. .............................            1,957           54,062
  Potlatch Corp. .............................            1,287           56,548
  PP&L Resources, Inc. .......................            6,639          204,149
  PPG Industries, Inc. .......................            7,430          438,834
  Praxair, Inc. ..............................            6,660          325,924
  Proctor & Gamble Co. .......................           56,055        5,002,909
  Progressive Corp. of Ohio ..................            3,060          443,700
  Providian Financial Corp. ..................            5,978          558,943
  Public Svc. Enterprise Group ...............            9,420          385,043
  Pulte Corp. ................................            1,913           44,119
  Quaker Oats Co. ............................            5,752          381,789
  Ralston Purina Co. .........................           13,863          421,955
  Raychem Corp. ..............................            3,268          120,916
  Raytheon Co. ...............................           14,226        1,001,155
  Reebok International Ltd. ..................            2,357           43,899

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Regions Financial Corp. ....................            9,337       $  358,891
  Reliant Energy Inc. ........................           12,475          344,622
  Republic New York Corp. ....................            4,428          301,934
  Reynolds Metals Co. ........................            2,721          160,539
  Rite-Aid Corp. .............................           11,076          272,747
  RJ Reynolds Tobacco Holdings ...............            4,571          143,987
  Rockwell Intl., Corp. ......................            8,011          486,668
  Rohm & Haas Co. ............................            8,955          383,946
  Rowan Cos., Inc. ...........................            3,497           64,476
  Royal Dutch Petroleum Co.--
    N.Y Shs ..................................           90,527        5,454,252
  Russell Corp. ..............................            1,438           28,041
  Ryder System, Inc. .........................            3,026           78,676
  Safeco Corp. ...............................            5,752          253,807
  Safeway, Inc. ..............................           20,949        1,036,976
  Sara Lee Corp. .............................           38,504          873,560
  SBC Communications, Inc. ...................           82,845        4,805,010
  Schering-Plough Corp. ......................           62,325        3,303,225
  Schlumberger, Ltd. .........................           23,047        1,467,806
  Scientific-Atlanta, Inc. ...................            3,187          114,732
  Seagate Technology .........................            9,376          240,260
  Seagram Co. Ltd. (The) .....................           18,019          907,707
  Sealed Air Corp. New .......................            3,522          228,490
  Sears Roebuck & Co. ........................           16,174          720,754
  Sempra Energy ..............................           10,284          232,676
  Service Corp. International ................           11,748          226,149
  Shared Medical Systems Corp. ...............            1,178           76,865
  Sherwin-Williams Co. .......................            7,161          198,718
  Sigma-Aldrich Corp. ........................            4,248          146,291
  Silicon Graphics, Inc. .....................            7,920          129,690
  SLM Holding Corp. ..........................            6,996          320,504
  Snap-On, Inc. ..............................            2,761           99,914
  Solectron Corp. ............................           10,619          708,155
  Sonat, Inc. ................................            4,645          153,866
  Southern Co. ...............................           29,436          780,054
  Southtrust Corp ............................            7,077          271,580
  Southwest Airlines Co. .....................           14,200          441,975
  Springs Industries, Inc. Cl A ..............              819           35,729
  Sprint Corp. ...............................           36,420        1,923,431
  Sprint Corp. ...............................           18,567        1,060,640
  St. Jude Medical, Inc. .....................            3,553          126,576
  St. Paul Companies, Inc. ...................            9,527          303,078
  Stanley Works ..............................            3,749          120,671
  Staples, Inc. ..............................           19,461          602,075
  State Street Corp. .........................            6,776          578,501
  Summit Bancorp .............................            7,329          306,444
  Sun Microsystems, Inc. .....................           32,530        2,240,504
  Sunoco, Inc. ...............................            3,808          114,954
  Suntrust Banks, Inc. .......................           13,530          939,489
  Supervalu, Inc. ............................            5,069          130,210
  Synovus Financial Corp. ....................           11,285          224,289
  Sysco Corp. ................................           14,056          419,045
  Tandy Corp. ................................            8,148          398,234
  Tektronix, Inc. ............................            1,978           59,711
  Tellabs, Inc. ..............................           16,402        1,108,160
  Temple-Inland, Inc. ........................            2,347          160,183
  Tenet Healthcare Corp. .....................           13,268          246,287
  Tenneco, Inc. ..............................            7,183          171,494
  Texaco, Inc. ...............................           22,567        1,410,438
  Texas Instruments, Inc. ....................           16,465        2,387,425


                                                         Shares          Value
                                                         ------      -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Texas Utilities Co. ........................           11,919      $   491,659
  Textron, Inc. ..............................            6,348          522,520
  Thermo Electron Corp. ......................            6,647          133,355
  Thomas & Betts Corp. .......................            2,396          113,211
  Time Warner, Inc. ..........................           50,418        3,705,723
  Times Mirror Co. Cl A ......................            3,053          180,890
  Timken Co. .................................            2,766           53,937
  TJX Companies, Inc. ........................           13,644          454,516
  Torchmark Corp. ............................            5,614          191,578
  Toys R Us, Inc. ............................           10,463          216,453
  Transamerica Corp. .........................            5,266          394,950
  Tribune Co. ................................            5,014          436,845
  Tricon Global Restaurants Inc. .............            6,439          348,511
  TRW, Inc. ..................................            5,056          277,448
  Tupperware Corp. ...........................            2,561           65,306
  Tyco International Ltd. ....................           34,619        3,280,150
  U.S. Bancorp ...............................           30,767        1,046,078
  U.S. West, Inc. ............................           21,244        1,248,085
  Unicom Corp. ...............................            9,169          353,580
  Unilever N.V ...............................           24,130        1,683,068
  Union Carbide Corp. ........................            5,610          273,488
  Union Pacific Corp. ........................           10,444          609,016
  Union Pacific Resources Group ..............           10,597          172,864
  Union Planters Corp. .......................            6,004          268,304
  Unisys Corp. ...............................           11,351          441,980
  United Healthcare Corp. ....................            7,289          456,474
  United Technologies Corp. ..................           20,300        1,455,256
  Unocal Corp. ...............................           10,190          403,779
  UNUMProvident Corp. ........................           10,010          548,064
  US Airways Group Inc. ......................            3,108          135,392
  UST, Inc. ..................................            7,414          216,860
  USX-Marathon Group .........................           12,986          422,857
  USX-U.S. Steel Group .......................            3,729          100,683
  V F Corp. ..................................            5,063          216,443
  Viacom, Inc. Cl B ..........................           29,369        1,292,236
  Vodaphone Airtouch plc-Sp ADR ..............           12,194        2,402,120
  W.R. Grace & Co. ...........................            2,911           53,490
  Wachovia Corp. .............................            8,560          732,415
  Wal-Mart Stores, Inc. ......................          187,738        9,058,359
  Walgreen Co. ...............................           42,148        1,238,098
  Warner-Lambert Co. .........................           35,811        2,484,388
  Washington Mutual, Inc. ....................           25,046          886,002
  Waste Management, Inc. .....................           25,693        1,380,999
  Watson Pharmaceuticals, Inc. ...............            4,100          143,756
  Wellpoint Health Networks Inc. .............            2,841          241,130
  Wells Fargo & Company ......................           69,725        2,980,744
  Wendy's International, Inc. ................            5,254          148,754
  Westvaco Corp. .............................            4,236          122,844
  Weyerhaeuser Co. ...........................            8,401          577,569
  Whirlpool Corp. ............................            3,210          237,540
  Willamette Industries, Inc. ................            4,685          215,803
  Williams Cos., Inc. ........................           18,060          768,679
  Winn-Dixie Stores, Inc. ....................            6,364          235,070
  Worthington Industries, Inc. ...............            3,905           64,188
  Wrigley (Wm.) Jr. Co. ......................            4,902          441,180
  Xerox Corp. ................................           27,897        1,647,667
                                                                     -----------
  TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $196,384,171) 59.7% .................                       476,247,500
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 1999 (Unaudited)

                                                                                                   Face
                                                                           Rate     Maturity       Amount        Value
                                                                           -----    --------      --------     -----------
INDEXED ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (*)
   U.S. Treasury Bill (a) .............................................    4.50%    09/16/99      $ 30,000     $    29,700
   U.S. Treasury Bill (a) .............................................    4.63     09/23/99        20,000          19,781
                                                                                                               ------------
                                                                                                                     49,481
                                                                                                               ------------
COMMERCIAL PAPER (0.1%)
   Duke Power Company .................................................    5.65     07/01/99       659,000         659,000
                                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $708,494) 0.1% ....................................................................................       708,481
                                                                                                               ------------
TOTAL INDEXED ASSETS
   (Cost: $197,092,665) 59.8% ...............................................................................  $476,955,981
                                                                                                               ============

----------
* Less than .1%

(a) This security has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1999:

                                                                       Expiration    Underlying Face Unrealized
                                                                          Date       Amount at Value    Gain
                                                                     --------------  --------------- ----------
PURCHASED
  2 S&P 500 Stock Index Futures Contracts .........................  September 1999     $690,850       $20,017
                                                                                        ========       =======

The face value of futures purchased and outstanding as percentage of total investment in securities: .1%.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                        Shares          Value
                                                        ------       -----------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (0.7%)
  Cabot Corp. ..............................            50,000       $ 1,209,375
  Lone Star Technologies, Inc.* ............            92,000         1,633,000
  Praxair, Inc. ............................            38,800         1,898,775
  TETRA Tech, Inc.* ........................            68,625         1,132,313
                                                                     -----------
                                                                       5,873,463
                                                                     -----------
CONSUMER, CYCLICAL (7.2%)
  Ames Dept. Stores, Inc.* .................            35,000         1,596,875
  At Home Corp. Cl A* ......................            35,840         1,933,120
  Atlantic Coast Airlines Hldgs.* ..........            39,000           741,000
  Bed Bath & Beyond, Inc.* .................            69,300         2,668,050
  BJ's Wholesale Club, Inc.* ...............            98,600         2,964,163
  Blyth Industries, Inc.* ..................            37,000         1,271,875
  Broadcast.Com, Inc.* .....................            13,000         1,736,313
  CNET, Inc.* ..............................            18,400         1,060,300
  Chancellor Media Corp. Cl A* .............            18,000           992,250
  Consolidated Graphics, Inc.* .............            22,500         1,125,000
  Cox Radio, Inc.* .........................            17,000           922,250
  eBay, Inc.* ..............................            11,100         1,676,100
  Ethan Allen Interiors, Inc. ..............            48,150         1,817,663
  Family Dollar Stores Inc. ................            72,300         1,735,200
  Ford Motor Co. ...........................            18,000         1,015,875
  Furniture Brands Intl., Inc.* ............            12,800           356,800
  Gannett Co., Inc. ........................            34,100         2,433,888
  Goodyear Tire & Rubber Co. ...............            21,200         1,246,825
  Jones Intercable Inc.* ...................            20,000           980,000
  Lands End Inc.* ..........................             9,700           470,450
  Linens'n Things, Inc.* ...................            55,100         2,410,625
  Masco Corp. ..............................            76,200         2,200,275
  Mattel, Inc. .............................            34,300           906,806
  Meredith Corp. ...........................            29,000         1,004,125
  Nordstrom, Inc. ..........................            51,900         1,738,650
  Office Depot, Inc.* ......................            82,500         1,820,156
  Outback Steakhouse, Inc.* ................            59,100         2,323,369
  Outdoor Systems, Inc.* ...................            33,662         1,228,663
  Rent-Way, Inc.* ..........................            32,400           797,850
  Rubio's Restaurants, Inc.* ...............            27,000           416,813
  Saks Incorporated* .......................            30,500           880,688
  Skywest, Inc. ............................            86,800         2,164,575
  Sonic Automotive, Inc.* ..................            54,000           742,500
  Speedway Motorsports, Inc.* ..............            20,100           790,181
  Starbucks Corp.* .........................            43,400         1,630,213
  The Cheesecake Factory, Inc.* ............            29,000           884,500
  The Men's Wearhouse, Inc.* ...............            33,000           841,500
  Tiffany & Co. ............................            40,600         3,917,900
  Young & Rubicam, Inc.* ...................            38,400         1,744,800
                                                                     -----------
                                                                      57,188,186
                                                                     -----------
CONSUMER, NON-CYCLICAL (3.7%)
  Albertson's, Inc. ........................            33,800         1,742,813
  American Home Products Corp. .............            18,600         1,069,500
  AmeriSource Health Corp. Cl A* ...........            21,600           550,800
  Anesta Corp.* ............................            35,000           715,313
  Baxter International, Inc. ...............            18,000         1,091,250
  Bestfoods ................................            29,800         1,475,100
  Biomet, Inc. .............................            18,300           727,425
  Diageo plc.--Sponsored ADR ...............            26,000         1,118,000
  Dura Pharmaceuticals, Inc.* ..............            69,000           823,688
  Forest Laboratories, Inc.* ...............            46,900         2,169,125
  Fort James Corp. .........................            56,000         2,121,000
  IDEC Pharmaceuticals Corp.* ..............             8,200           631,913
  Lilly (Eli) & Co. ........................            22,500         1,611,563
  Medimmune, Inc.* .........................            26,400         1,788,600
----------
* Non-income producing security.


                                                        Shares          Value
                                                        ------       -----------
ACTIVE ASSETS (CONTINUED):
CONSUMER, NON-CYCLICAL (CONTINUED)
  Medquist, Inc.* ..........................            99,700       $ 4,361,875
  Phillip Morris Cos., Inc. ................            60,200         2,419,288
  SangStat Medical Corp.* ..................            36,000           621,000
  United Natural Foods Inc.* ...............            30,000           742,500
  US Foodservice* ..........................            64,050         2,730,131
  Williams-Sonoma, Inc.* ...................            21,800           758,913
                                                                     -----------
                                                                      29,269,797
                                                                     -----------
ENERGY (1.6%)
  BP Amoco plc ADR .........................            21,834         2,368,989
  Elf Aquitaine--ADR* ......................            17,100         1,257,919
  Mobil Corp. ..............................            18,400         1,821,600
  Nabors Industries, Inc.* .................            45,000         1,099,688
  Quanta Services Inc.* ....................            25,000         1,100,000
  Schlumberger, Ltd. .......................            23,300         1,483,919
  USX-Marathon Group .......................            67,700         2,204,481
  Varco International, Inc.* ...............            75,000           820,313
  Weatherford International Inc* ...........            27,000           988,875
                                                                     -----------
                                                                      13,145,784
                                                                     -----------
FINANCIAL (6.6%)
  American Int'l Group, Inc. ...............            34,400         4,026,950
  Arden Realty Group .......................            54,100         1,332,213
  Bank of America Corp. ....................            62,763         4,601,312
  Boston Properties ........................            25,000           896,875
  Citigroup, Inc. ..........................           168,150         7,987,125
  Commerce Bancshares, Inc. ................             7,980           321,195
  Compass Bancshares Inc., .................            30,000           817,500
  Cullen/Frost Bankers, Inc. ...............            40,000         1,102,500
  Dime Bancorp, Inc. .......................            27,000           543,375
  Equity Res. Pptys. Tr. Co. ...............            28,600         1,288,788
  Fannie Mae ...............................            13,000           888,875
  Fleet Financial Group, Inc. ..............            45,200         2,005,750
  Frontier Insurance Group, Inc. ...........            40,000           615,000
  HCC Insurance Holdings, Inc. .............            64,000         1,452,000
  Heller Financial, Inc. ...................            65,000         1,807,813
  Household International, Inc. ............            50,598         2,397,080
  Kimco Realty Corp. .......................            29,000         1,134,625
  Mack-Cali Realty Corp. ...................            38,000         1,175,625
  Morgan Stanley Dean Witter ...............            28,200         2,890,500
  Mutual Risk Management Ltd. ..............            25,000           834,375
  National City Corp. ......................            28,980         1,898,190
  Natl. Commerce Bancorp ...................            35,000           765,625
  Oriental Financial Group .................            40,100           967,413
  Providian Financial Corp. ................            21,700         2,028,950
  Public Storage, Inc. .....................            40,000         1,120,000
  SL Green Realty Corp. ....................            66,000         1,348,875
  Spieker Pptys., Inc. .....................            33,000         1,282,875
  Torchmark Corp. ..........................            22,100           754,163
  UNUMProvident Corp. ......................            35,551         1,946,417
  Vornado Rlty. Trust ......................            23,000           812,188
  Washington Mutual, Inc. ..................            47,629         1,684,876
                                                                     -----------
                                                                      52,729,048
                                                                     -----------
INDUSTRIAL (5.2%)
  AlliedSignal, Inc. .......................            23,300         1,467,900
  Applied Materials, Inc. ..................            80,800         5,969,100
  BISYS Group, Inc.* .......................            30,400         1,778,400
  Burlington Northern Santa Fe .............            66,633         2,065,623
  CNF Transportation, Inc. .................            13,000           498,875
  Coinstar, Inc.* ..........................            66,000         1,893,375
  Covenant Transport, Inc. Cl A* ...........            57,000           897,750
  CSG Systems Intl., Inc.* .................            21,000           549,938
  Dycom Industries, Inc.* ..................            15,750           882,000
  Emerson Electric Co. .....................            17,800         1,119,175

   The accompanying notes are an integral part of these financial statements.


           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                        Shares          Value
                                                        ------       -----------
ACTIVE ASSETS (CONTINUED):
INDUSTRIAL (CONTINUED)
  FactSet Research Systems, Inc.* ..........            25,000       $ 1,415,625
  Fiserv, Inc.* ............................            11,000           344,438
  Forward Air Corporation* .................            70,000         1,968,750
  HEICO Corp. ..............................            26,000           646,750
  Hooper Holmes, Inc. ......................           131,500         2,679,313
  Kansas City Southern Inds ................            33,200         2,118,575
  Mettler-Toledo International* ............            29,000           719,563
  Metzler Group, Inc.* .....................            39,000         1,077,375
  Nielsen Media Research* ..................            30,100           880,425
  Pittway Corp. ............................            12,000           410,250
  PRI Automation, Inc.* ....................            11,700           424,125
  Profit Recovery Group Intl.* .............            25,000         1,182,813
  QRS Corp.* ...............................            17,800         1,388,400
  Sealed Air Corp. New* ....................            24,000         1,557,000
  Semtech Corp.* ...........................            27,000         1,407,375
  Sherwin-Williams Co. .....................            43,200         1,198,800
  Swift Transportation Co., Inc.* ..........            55,500         1,221,000
  U.S. Xpress Enterprises Cl A* ............            57,000           609,188
  Waste Connections Inc.* ..................            35,200         1,073,600
  Williams Cos., Inc. ......................            40,000         1,702,500
                                                                     -----------
                                                                      41,148,001
                                                                     -----------
TECHNOLOGY (12.1%)
  3Com Corp.* ..............................            85,000         2,268,438
  Altera Corp.* ............................            52,400         1,928,975
  ANTEC Corp.* .............................            44,700         1,433,194
  Applied Micro Circuits, Corp.* ...........            13,000         1,069,250
  ASM Lithography Holding NV* ..............            26,300         1,561,563
  AT&T Corp. ...............................            37,000         2,065,063
  Atmel Corp.* .............................            76,200         1,995,488
  Aware, Inc.* .............................            17,300           797,963
  Broadcom Corp.* ..........................            12,000         1,734,750
  Ceridian Corp.* ..........................            62,700         2,049,506
  Ciena Corp.* .............................            69,000         2,082,938
  Cisco Systems, Inc.* .....................           340,001        21,931,614
  Compaq Computer Corp. ....................           160,000         3,790,000
  Dionex Corp* .............................            33,000         1,336,500
  Hewlett-Packard Co. ......................            12,900         1,296,450
----------
* Non-income producing security.


                                                        Shares          Value
                                                        -------      -----------
ACTIVE ASSETS (CONTINUED):
TECHNOLOGY (CONTINUED)
  Intel Corp. ................................          130,000      $ 7,735,000
  Intl. Business Machines Corp. ..............           19,600        2,533,300
  Intuit, Inc.* ..............................           29,500        2,658,688
  L-3 Communications, Corp. Hldgs.* ..........            8,100          391,331
  Legato Systems, Inc.* ......................           20,000        1,155,000
  Linear Technology Corp. ....................           99,000        6,657,750
  Maxim Integrated Products, Inc* ............           88,600        5,891,900
  Microchip Technology, Inc.* ................           33,900        1,606,013
  Microsoft Corp.* ...........................           22,000        1,984,125
  Networks Associates, Inc* ..................           52,000          763,750
  Novellus Systems, Inc.* ....................           15,300        1,044,225
  Parametric Technology Corp.* ...............          138,000        1,914,750
  Raytheon Co. ...............................           48,076        3,383,349
  Sanmina Corp.* .............................           23,600        1,790,650
  Teradyne, Inc.* ............................           21,600        1,549,800
  Xerox Corp. ................................           62,000        3,661,875
  Xilinx, Inc.* ..............................           70,600        4,041,850
                                                                     -----------
                                                                      96,105,048
                                                                     -----------
UTILITIES (2.1%)
  AES Corp.* .................................           20,000        1,162,500
  CILCORP, Inc. ..............................           14,000          875,000
  Commonwealth Energy System .................           22,000          924,000
  Entergy Corp. ..............................           61,300        1,915,625
  GTE Corp. ..................................           28,000        2,121,000
  MCI WorldCom, Inc.* ........................           19,441        1,676,786
  McLeod USA, Inc. Cl A ......................           15,300          841,500
  MDU Resources Group ........................           38,000          866,875
  Montana Pwr. Co. ...........................           16,500        1,163,250
  PacifiCorp .................................           68,900        1,266,038
  SBC Communications, Inc. ...................           27,400        1,589,200
  SIGCORP, Inc. ..............................           32,000          906,000
  VoiceStream Wireless Corp. .................           30,000          853,125
  Western Wireless Corp.* ....................           30,000          810,000
                                                                     -----------
                                                                      16,970,899
                                                                     -----------
  TOTAL ACTIVE ASSETS--COMMON STOCKS
  (Cost: $215,708,051) 39.2% .................                       312,430,226
                                                                     -----------


   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)


                                                                                                   Face
                                                                           Rate     Maturity       Amount         Value
                                                                          -----    ---------     ---------     -----------
ACTIVE ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.1%     )
   U.S. Treasury Bill ................................................... 4.10%    07/22/99      $ 800,000     $   798,083
                                                                                                               -----------
COMMERCIAL PAPER (0.9%)
   CSC Enterprises ...................................................... 5.27     07/16/99        300,000         299,341
   Duke Power Company ................................................... 5.65     07/01/99      3,098,000       3,098,000
   Export Development Corp. ............................................. 4.77     07/02/99      1,400,000       1,399,814
   Ford Motor Credit Co. ................................................ 5.25     07/07/99      2,000,000       1,998,249
   Merrill Lynch & Co. .................................................. 5.25     07/12/99        500,000         499,198
                                                                                                               -----------
                                                                                                                  7,294,602
                                                                                                               ------------
TOTAL ACTIVE ASSETS--SHORT-TERM DEBT SECURITIES
   (Cost: $8,092,685) 1.0% ..................................................................................     8,092,685
                                                                                                               ------------
TOTAL ACTIVE ASSETS
   (Cost: $223,800,736) 40.2% ...............................................................................   320,522,911
                                                                                                               ------------
TOTAL INVESTMENTS
   (Cost: $420,893,401) 100.0% ..............................................................................  $797,478,892
                                                                                                               ============


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS:
COMMON STOCKS
  3Com Corp. .................................           16,244       $  433,512
  Abbott Laboratories ........................           68,713        3,126,442
  Adobe Systems, Inc. ........................            2,757          226,505
  Advanced Micro Devices, Inc. ...............            6,555          118,400
  AES Corp. ..................................            8,610          500,456
  Aetna, Inc. ................................            6,358          568,644
  Aflac, Inc. ................................           12,050          576,894
  Air Products & Chemicals, Inc. .............           10,382          417,876
  Alberto-Culver Co. .........................            2,540           67,628
  Albertson's, Inc. ..........................           18,962          977,741
  Alcan Aluminum Ltd. ........................           10,306          329,148
  ALCOA Inc. .................................           16,623        1,028,548
  Allegheny Teledyne, Inc. ...................            8,691          196,634
  Allergan, Inc. .............................            2,988          331,668
  AlliedSignal, Inc. .........................           25,225        1,589,175
  Allstate Corp. .............................           36,393        1,305,599
  Alltel Corp. ...............................           12,688          907,192
  Alza Corp. .................................            4,522          230,057
  Amerada Hess Corp. .........................            4,091          243,415
  Ameren Corp. ...............................            6,213          238,424
  America Online, Inc. .......................           49,136        5,429,528
  American Electric Power, Inc. ..............            8,664          325,442
  American Express Co. .......................           20,492        2,666,522
  American General Corp. .....................           11,412          860,180
  American Greetings Corp. Cl A ..............            3,040           91,580
  American Home Products Corp. ...............           59,676        3,431,370
  American Int'l. Group, Inc. ................           55,951        6,549,764
  Ameritech Corp. ............................           49,759        3,657,287
  Amgen, Inc. ................................           23,047        1,402,986
  AMR Corp. ..................................            6,925          472,631
  Amsouth Bancorporation .....................            7,948          184,294
  Anadarko Petroleum Corp. ...................            5,456          200,849
  Andrew Corp. ...............................            3,751           71,035
  Anheuser-Busch Cos., Inc. ..................           21,639        1,535,017
  Aon Corp. ..................................           11,551          476,479
  Apache Corp. ...............................            5,043          196,677
  Apple Computer, Inc. .......................            7,171          332,107
  Applied Materials, Inc. ....................           16,706        1,234,156
  Archer-Daniels-Midland Co. .................           26,807          413,833
  Armstrong World Inds., Inc. ................            1,812          104,756
  Asarco, Inc. ...............................            1,795           33,768
  Ashland, Inc. ..............................            3,367          135,101
  Associates First Capital Corp. .............           32,962        1,460,629
  AT&T Corp. .................................          143,907        8,031,809
  Atlantic Richfield Co. .....................           14,519        1,213,244
  Autodesk, Inc. .............................            2,683           79,316
  Automatic Data Processing, Inc .............           27,893        1,227,292
  AutoZone, Inc. .............................            6,791          204,579
  Avery Dennison Corp. .......................            5,129          309,663
  Avon Products, Inc. ........................           11,886          659,673
  Baker Hughes, Inc. .........................           14,803          495,901
  Ball Corp ..................................            1,395           58,939
  Bank of America Corp. ......................           78,806        5,777,465
  Bank of New York Co., Inc. .................           34,441        1,263,554
  Bank One Corp. .............................           53,238        3,170,988
  BankBoston Corp. ...........................           13,424          686,302
  Bard (C.R.), Inc. ..........................            2,318          110,829
  Barrick Gold Corp. .........................           17,587          340,748
  Battle Mountain Gold Co. ...................           10,406           25,365
  Bausch & Lomb, Inc. ........................            2,540          194,310
  Baxter International, Inc. .................           13,169          798,371
  BB & T Corp. ...............................           14,074          516,340
  Bear Stearns Cos., Inc. ....................            5,251          245,484
  Becton Dickinson & Co. .....................           11,274          338,220

                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Bell Atlantic Corp. ........................           70,283       $4,594,751
  BellSouth Corp. ............................           85,657        4,015,172
  Bemis Co. ..................................            2,371           94,247
  Bestfoods ..................................           12,602          623,799
  Bethlehem Steel Corp. ......................            5,885           45,241
  Biomet, Inc. ...............................            5,085          202,129
  Black & Decker Corp. .......................            3,978          251,111
  Block (H. & R.), Inc. ......................            4,420          221,000
  BMC Software, Inc. .........................           10,677          576,558
  Boeing Co. .................................           43,929        1,941,113
  Boise Cascade Corp. ........................            2,551          109,374
  Boston Scientific Corp. ....................           17,790          781,648
  Briggs & Stratton Corp. ....................            1,062           61,331
  Bristol-Myers Squibb Co. ...................           89,972        6,337,403
  Brown-Forman Corp. Cl B ....................            3,102          202,212
  Browning-Ferris Inds., Inc. ................            7,160          307,880
  Brunswick Corp. ............................            4,160          115,960
  Burlington Northern Santa Fe ...............           21,239          658,409
  Burlington Resources, Inc. .................            8,031          347,341
  Cabletron Systems, Inc. ....................            7,795          101,335
  Campbell Soup Co. ..........................           19,671          912,243
  Capital One Financial Corp. ................            8,910          496,176
  Cardinal Health, Inc. ......................           12,318          789,892
  Carnival Corp. .............................           27,750        1,345,875
  Carolina Power & Light Co. .................            6,852          293,351
  Case Corp. .................................            3,351          161,267
  Caterpillar, Inc. ..........................           16,240          974,400
  CBS Corp. ..................................           31,971        1,388,740
  Cendant Corp. ..............................           34,638          710,079
  Centex Corp. ...............................            2,693          101,156
  Central & South West Corp. .................            9,626          225,008
  CenturyTel, Inc. ...........................            6,244          248,199
  Ceridian Corp. .............................            6,478          211,750
  Champion International Corp. ...............            4,328          207,203
  Charles Schwab Corp. .......................           18,435        2,025,546
  Chase Manhattan Corp. ......................           38,295        3,317,304
  Chevron Corp. ..............................           29,541        2,811,934
  Chubb Corp. ................................            7,378          512,771
  CIGNA Corp. ................................            9,176          816,664
  Cincinnati Financial Corp. .................            7,446          279,690
  CINergy Corp. ..............................            7,180          229,760
  Circuit City Group, Inc. ...................            4,549          423,057
  Cisco Systems, Inc. ........................          144,464        9,317,928
  Citigroup, Inc. ............................          153,351        7,284,173
  Clear Channel Communications ...............           14,976        1,032,408
  Clorox Co. .................................            5,304          566,534
  CMS Energy Corp. ...........................            5,291          221,561
  Coastal Corp. ..............................            9,629          385,160
  Coca-Cola Co. ..............................          111,613        6,975,813
  Coca-Cola Enterprises, Inc. ................           19,142          569,475
  Colgate-Palmolive Co. ......................           13,257        1,309,129
  Columbia Energy Group ......................            3,778          236,833
  Columbia/HCA Healthcare Corp. ..............           25,619          584,433
  Comcast Corp. Cl A .........................           33,484        1,287,041
  Comerica, Inc. .............................            7,042          418,559
  Compaq Computer Corp. ......................           76,881        1,821,119
  Computer Associates Intl., Inc .............           24,393        1,341,615
  Computer Sciences Corp. ....................            7,191          497,527
  Compuware Corp. ............................           16,640          529,360
  Conagra, Inc. ..............................           22,156          589,904
  Conseco, Inc. ..............................           14,505          441,496
  Consolidated Edison, Inc. ..................           10,248          463,722
  Consolidated Natural Gas Co. ...............            4,339          263,594
  Consolidated Stores Corp. ..................            4,958          133,866


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Constellation Energy Group .................            6,757       $  200,176
  Cooper Industries, Inc. ....................            4,268          221,936
  Cooper Tire & Rubber Co. ...................            3,432           81,081
  Coors (Adolph) Co. Cl B ....................            1,656           81,972
  Corning, Inc. ..............................           11,006          771,796
  Costco Co. .................................            9,884          791,338
  Countrywide Credit Industries ..............            5,097          217,897
  Crane Co. ..................................            3,107           97,676
  Crown Cork & Seal, Inc. ....................            5,539          157,862
  CSX Corp. ..................................            9,827          445,286
  Cummins Engine Co., Inc. ...................            1,897          108,366
  CVS Corp. ..................................           17,656          896,042
  Cyprus Amax Minerals Co. ...................            4,117           62,527
  Dana Corp. .................................            7,516          346,206
  Danaher Corp. ..............................            6,056          352,005
  Darden Restaurants, Inc. ...................            6,035          131,638
  Data General Corp. .........................            2,271           33,071
  Dayton-Hudson Corp. ........................           19,959        1,297,335
  Deere & Co. ................................           10,450          414,081
  Dell Computer Corp. ........................          115,208        4,262,696
  Delphi Automotive Systems Corp .............           25,448          472,378
  Delta Air Lines, Inc. ......................            6,413          369,549
  Deluxe Corp. ...............................            3,523          137,177
  Dillard's Inc. Cl A ........................            4,836          169,865
  Disney (Walt) Co. ..........................           93,080        2,868,028
  Dollar General Corp. .......................           10,016          290,464
  Dominion Resources, Inc. ...................            8,657          374,956
  Donnelley (R.R.) & Sons Co. ................            5,899          218,632
  Dover Corp. ................................            9,623          336,805
  Dow Chemical Co. ...........................           10,022        1,271,541
  Dow Jones & Co., Inc. ......................            4,085          216,760
  DTE Energy Co. .............................            6,568          262,720
  Du Pont (E.I.) de Nemours & Co .............           50,976        3,482,298
  Duke Energy Corp. ..........................           16,389          891,152
  Dun & Bradstreet Corp. .....................            7,480          265,073
  Eastern Enterprises ........................            1,020           40,545
  Eastman Chemical Co. .......................            3,589          185,731
  Eastman Kodak Co. ..........................           14,667          993,689
  Eaton Corp. ................................            3,233          297,436
  Ecolab, Inc. ...............................            5,858          255,555
  Edison International .......................           15,658          418,852
  EG&G, Inc. .................................            2,024           72,105
  Electronic Data Systems Corp. ..............           22,311        1,261,966
  EMC Corp. ..................................           45,721        2,514,655
  Emerson Electric Co. .......................           19,803        1,245,114
  Engelhard Corp. ............................            5,648          127,786
  Enron Corp. ................................           15,881        1,298,272
  Entergy Corp. ..............................           11,165          348,906
  Equifax, Inc. ..............................            6,514          232,468
  Exxon Corp. ................................          110,079        8,489,843
  Fannie Mae .................................           46,225        3,160,634
  FDX Corp. ..................................           13,398          726,842
  Federated Department Stores ................            9,494          502,589
  Fifth Third Bancorp ........................           12,044          801,679
  First Data Corp. ...........................           19,479          953,254
  First Union Corp. ..........................           43,650        2,051,550
  Firstar Corporation ........................           29,829          835,212
  FirstEnergy Corp. ..........................           10,734          332,754
  Fleet Financial Group, Inc. ................           25,732        1,141,858
  Fleetwood Enterprises, Inc. ................            1,579           41,745
  Fluor Corp. ................................            3,422          138,591
  FMC Corp. ..................................            1,432           97,824
  Ford Motor Co. .............................           54,786        3,091,985
  Fort James Corp. ...........................            9,982          378,068


                                                         Shares         Value
                                                         ------      -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Fortune Brands, Inc. .......................            7,534      $   311,719
  Foster Wheeler Corp. .......................            1,844           26,047
  FPL Group, Inc. ............................            8,190          447,379
  Franklin Resources, Inc. ...................           11,439          464,709
  Freddie Mac ................................           31,351        1,818,358
  Freeport-McMoran Copper Cl B ...............            7,372          132,235
  Frontier Corp. .............................            7,770          458,430
  Fruit of the Loom, Inc. ....................            3,264           31,824
  Gannett Co., Inc. ..........................           12,750          910,031
  Gap, Inc. ..................................           38,715        1,950,268
  Gateway, Inc. ..............................            7,076          417,484
  General Dynamics Corp. .....................            5,737          392,985
  General Electric Co. .......................          148,365       16,765,245
  General Instrument Corp. ...................            7,785          330,863
  General Mills, Inc. ........................            6,943          558,044
  General Motors Corp. .......................           29,633        1,955,778
  Genuine Parts Co. ..........................            8,145          285,075
  Georgia-Pacific Group (Ga-Pac Gp.) .........            7,741          366,730
  Gillette Co. ...............................           50,226        2,059,266
  Golden West Financial Corp. ................            2,577          252,546
  Goodrich (B.F.) Co. ........................            3,367          143,098
  Goodyear Tire & Rubber Co. .................            7,058          415,099
  GPU, Inc. ..................................            5,668          239,119
  Grainger (W.W.), Inc. ......................            4,209          226,497
  Great Atlantic & Pac. Tea, Inc .............            1,734           58,631
  Great Lakes Chemical Corp. .................            2,676          123,263
  GTE Corp. ..................................           43,887        3,324,440
  Guidant Corp. ..............................           13,641          701,659
  Halliburton Co. ............................           19,906          900,747
  Harcourt General, Inc. .....................            3,216          165,825
  Harnischfeger Industries, Inc. .............            2,137            4,274
  Harrah's Entertainment, Inc. ...............            5,717          125,774
  Harris Corp. ...............................            3,571          139,939
  Hartford Financial Svs Gp,Inc ..............           10,234          596,770
  Hasbro, Inc. ...............................            8,885          255,999
  HCR Manor Care .............................            5,019          121,397
  HealthSouth Corp. ..........................           18,703          279,376
  Heinz (H.J.) Co. ...........................           16,381          821,098
  Helmerich & Payne, Inc. ....................            2,237           53,269
  Hercules, Inc. .............................            4,554          179,029
  Hershey Food Corp. .........................            6,302          374,181
  Hewlett-Packard Co. ........................           45,956        4,618,578
  Hilton Hotels Corp. ........................           11,807          167,512
  Home Depot, Inc. ...........................           66,919        4,312,093
  Homestake Mining Co. .......................           11,734           96,072
  Honeywell, Inc. ............................            5,702          660,719
  Household International, Inc. ..............           21,860        1,035,618
  Humana, Inc. ...............................            7,579           98,053
  Huntington Bancshares, Inc. ................            9,542          333,970
  Ikon Office Solutions, Inc. ................            6,687          100,305
  Illinois Tool Works, Inc. ..................           11,322          928,404
  IMS Health, Inc. ...........................           14,432          451,000
  Inco Ltd. ..................................            8,657          155,826
  Ingersoll Rand Co. .........................            7,445          481,133
  Intel Corp. ................................          150,954        8,981,763
  International Paper Co. ....................           18,565          937,533
  Interpublic Group of Cos.,Inc ..............            6,293          545,131
  Intl. Business Machines Corp. ..............           82,074       10,608,065
  Intl. Flavors & Fragrances .................            4,804          213,178
  ITT Industries, Inc. .......................            3,965          151,166
  Jefferson-Pilot Corp. ......................            4,799          317,634
  Johnson & Johnson ..........................           60,883        5,966,534
  Johnson Controls, Inc. .....................            3,844          266,437
  Jostens, Inc. ..............................            1,550           32,647


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                        Shares          Value
                                                        ------       -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
Kansas City Southern Inds ..................             4,961       $   316,574
  Kaufman & Broad Home Corp. ...............             2,169            53,954
  Kellogg Co. ..............................            18,351           605,583
  Kerr-McGee Corp. .........................             3,910           196,233
  KeyCorp ..................................            20,197           648,829
  Kimberly Clark Corp. .....................             3,238           112,723
  KLA Tencor Corp. .........................             3,976           257,943
  Kmart Corp. ..............................            22,319           366,869
  Knight-Ridder, Inc. ......................             3,553           195,193
  Kohl's Corp. .............................             7,338           566,402
  Kroger Co. ...............................            37,254         1,040,784
  Laidlaw, Inc. ............................            14,949           110,249
  Lehman Brothers Holdings, Inc. ...........             5,357           333,473
  Lilly (Eli) & Co. ........................            49,791         3,566,280
  Limited, Inc. ............................             9,613           436,190
  Lincoln National Corp. ...................             9,150           478,659
  Liz Claiborne, Inc. ......................             2,843           103,770
  Lockheed Martin Corp. ....................            17,772           662,007
  Loews Corp. ..............................             4,927           389,849
  Longs Drug Stores Corp. ..................             1,763            60,934
  Louisiana-Pacific Corp. ..................             4,921           116,874
  Lowe's Companies, Inc. ...................            16,813           953,087
  LSI Logic Corp. ..........................             6,403           295,338
  Lucent Technologies ......................           137,268         9,256,987
  Mallinckrodt, Inc. .......................             3,228           117,419
  Marriott International, Inc. .............            11,252           420,544
  Marsh & McLennan Cos., Inc. ..............            11,871           896,261
  Masco Corp. ..............................            15,359           443,491
  Mattel, Inc. .............................            18,789           496,734
  May Department Stores Co. ................            15,069           615,945
  Maytag Corp. .............................             3,988           277,914
  MBIA, Inc. ...............................             4,498           291,246
  MBNA Corp. ...............................            36,302         1,111,749
  McDermott International, Inc. ............             2,677            75,625
  McDonald's Corp. .........................            61,265         2,531,010
  McGraw-Hill Cos., Inc. ...................             8,911           480,637
  MCI WorldCom, Inc. .......................            84,146         7,257,593
  McKesson HBOC, Inc. ......................            12,545           403,008
  Mead Corp. ...............................             4,611           192,509
  MediaOne Group, Inc. .....................            27,479         2,043,751
  Medtronic, Inc. ..........................            26,450         2,059,794
  Mellon Bank Corp. ........................            23,648           860,196
  Mercantile Bancorporation ................             7,124           406,959
  Merck & Co., Inc. ........................           107,856         7,981,344
  Meredith Corp. ...........................             2,359            81,680
  Merrill Lynch & Co., Inc. ................            16,590         1,326,163
  MGIC Investment Corp. ....................             4,958           241,083
  Micron Technology, Inc. ..................            11,213           452,024
  Microsoft Corp. ..........................           230,817        20,816,967
  Milacron, Inc. ...........................             1,670            30,895
  Millipore Corp. ..........................             1,992            80,801
  Minnesota Mining & Mfg. Co. ..............            18,201         1,582,349
  Mirage Resorts, Inc. .....................             8,965           150,164
  Mobil Corp. ..............................            35,309         3,495,591
  Monsanto Co. .............................            28,366         1,118,684
  Moore Corp., Ltd. ........................             4,005            33,542
  Morgan (J.P.) & Co., Inc. ................             8,011         1,125,546
  Morgan Stanley Dean Witter ...............            25,732         2,637,530
  Motorola, Inc. ...........................            27,174         2,574,737
  Nabisco Group Holdings ...................            14,707           287,706
  NACCO Industries, Inc. Cl A ..............               368            27,048
  Nalco Chemical Co. .......................             2,965           153,809
  National City Corp. ......................            14,180           928,790
  National Semiconductor Corp. .............             7,562           191,413


                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  National Service Industries ................            1,864       $   67,104
  Navistar International Corp. ...............            2,997          149,850
  New Century Energies, Inc. .................            5,175          200,855
  New York Times Co. Cl A ....................            7,960          293,028
  Newell Rubbermaid, Inc. ....................           12,719          591,434
  Newmont Mining Corp. .......................            7,571          150,474
  Nextel Communications, Inc. ................           13,347          669,853
  Niagara Mohawk Holdings, Inc. ..............            8,483          136,258
  Nicor, Inc. ................................            2,156           82,063
  Nike, Inc. Cl B ............................           12,794          810,020
  Nordstrom, Inc. ............................            6,432          215,472
  Norfolk Southern Corp. .....................           17,170          517,246
  Nortel Networks Corp .......................           30,046        2,608,368
  Northern States Power Co. ..................            6,908          167,087
  Northern Trust Corp. .......................            5,028          487,716
  Northrop Grumman Corp. .....................            3,116          206,630
  Novell, Inc. ...............................           15,285          405,053
  Nucor Corp. ................................            3,965          188,090
  Occidental Petroleum Corp. .................           15,662          330,860
  Omnicom Group, Inc. ........................            8,067          645,360
  Oneok, Inc. ................................            1,428           45,339
  Oracle Corp. ...............................           65,179        2,419,770
  Owens Corning ..............................            2,456           84,425
  Owens-Illinois Inc. ........................            7,034          229,924
  Paccar, Inc. ...............................            3,537          188,787
  PacifiCorp .................................           13,462          247,364
  Paine Webber Group, Inc. ...................            6,586          307,896
  Pall Corp. .................................            5,633          124,982
  Parametric Technology Corp. ................           12,106          167,971
  Parker Hannifin Corp. ......................            4,911          224,678
  Paychex, Inc. ..............................           11,112          354,195
  PE Corp-PE Biosystems Group ................            2,255          258,761
  Peco Energy Co. ............................            8,650          362,219
  Penney (J.C.) Co., Inc. ....................           11,932          579,448
  Peoples Energy Corp. .......................            1,606           60,526
  Peoplesoft, Inc. ...........................           10,857          187,283
  Pep Boys-Manny, Moe & Jack .................            2,576           55,706
  PepsiCo, Inc. ..............................           66,432        2,570,088
  Pfizer, Inc. ...............................           58,760        6,448,910
  PG & E Corp. ...............................           17,319          562,868
  Pharmacia & Upjohn, Inc. ...................           23,003        1,306,858
  Phelps Dodge Corp. .........................            2,623          162,462
  Phillip Morris Cos., Inc. ..................          110,235        4,430,069
  Phillips Petroleum Co. .....................           11,529          580,053
  Pioneer Hi-Bred Intl., Inc. ................           10,842          422,160
  Pitney Bowes, Inc. .........................           12,114          778,325
  Placer Dome, Inc. ..........................           14,678          173,384
  PNC Bank Corp. .............................           13,623          785,025
  Polaroid Corp. .............................            1,985           54,836
  Potlatch Corp. .............................            1,309           57,514
  PP&L Resources, Inc. .......................            7,112          218,694
  PPG Industries, Inc. .......................            7,834          462,696
  Praxair, Inc. ..............................            7,143          349,561
  Proctor & Gamble Co. .......................           60,117        5,365,442
  Progressive Corp. of Ohio ..................            3,282          475,890
  Providian Financial Corp. ..................            6,411          599,429
  Public Svc. Enterprise Group ...............            9,902          404,744
  Pulte Corp. ................................            1,954           45,064
  Quaker Oats Co. ............................            6,169          409,467
  Ralston Purina Co. .........................           14,868          452,545
  Raychem Corp. ..............................            3,505          129,685
  Raytheon Co. ...............................           15,257        1,073,711
  Reebok International Ltd. ..................            2,556           47,606
  Regions Financial Corp. ....................           10,013          384,875


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                         Shares          Value
                                                         ------       ----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Reliant Energy Inc. ........................           13,364       $  369,181
  Republic New York Corp. ....................            4,744          323,482
  Reynolds Metals Co. ........................            2,918          172,162
  Rite-Aid Corp. .............................           11,715          288,482
  RJ Reynolds Tobacco Holdings ...............            4,902          154,413
  Rockwell Intl., Corp. ......................            8,592          521,964
  Rohm & Haas Co. ............................            9,604          411,792
  Rowan Cos., Inc. ...........................            3,796           69,989
  Royal Dutch Petroleum Co.--
    N.Y. Shs .................................           97,087        5,849,492
  Russell Corp. ..............................            1,540           30,030
  Ryder System, Inc. .........................            3,245           84,370
  Safeco Corp. ...............................            6,169          272,207
  Safeway, Inc. ..............................           22,396        1,108,602
  Sara Lee Corp. .............................           41,294          936,858
  SBC Communications, Inc. ...................           88,813        5,151,154
  Schering-Plough Corp. ......................           66,540        3,526,620
  Schlumberger, Ltd. .........................           24,717        1,574,164
  Scientific-Atlanta, Inc. ...................            3,418          123,048
  Seagate Technology .........................           10,044          257,378
  Seagram Co. Ltd. (The) .....................           19,303          972,389
  Sealed Air Corp. New .......................            3,777          245,033
  Sears Roebuck & Co. ........................           17,346          772,981
  Sempra Energy ..............................           10,867          245,866
  Service Corp. International ................           12,376          238,238
  Shared Medical Systems Corp. ...............            1,204           78,561
  Sherwin-Williams Co. .......................            7,785          216,034
  Sigma-Aldrich Corp. ........................            4,556          156,897
  Silicon Graphics, Inc. .....................            8,494          139,089
  SLM Holding Corp. ..........................            7,345          336,493
  Snap-On, Inc. ..............................            2,958          107,043
  Solectron Corp. ............................           11,388          759,437
  Sonat, Inc. ................................            4,982          165,029
  Southern Co. ...............................           31,569          836,579
  Southtrust Corp ............................            7,482          287,122
  Southwest Airlines Co. .....................           15,229          474,003
  Springs Industries, Inc. Cl A ..............              812           35,424
  Sprint Corp. ...............................           39,014        2,060,427
  Sprint Corp. ...............................           19,913        1,137,530
  St. Jude Medical, Inc. .....................            3,811          135,767
  St. Paul Companies, Inc. ...................           10,205          324,647
  Stanley Works ..............................            4,021          129,426
  Staples, Inc. ..............................           20,871          645,697
  State Street Corp. .........................            7,267          620,420
  Summit Bancorp .............................            7,723          322,918
  Sun Microsystems, Inc. .....................           34,887        2,402,842
  Sunoco, Inc. ...............................            4,079          123,135
  Suntrust Banks, Inc. .......................           14,511        1,007,608
  Supervalu, Inc. ............................            5,436          139,637
  Synovus Financial Corp. ....................           12,103          240,547
  Sysco Corp. ................................           15,074          449,394
  Tandy Corp. ................................            8,728          426,581
  Tektronix, Inc. ............................            2,121           64,028
  Tellabs, Inc. ..............................           17,590        1,188,424
  Temple-Inland, Inc. ........................            2,517          171,785
  Tenet Healthcare Corp. .....................           14,042          260,655
  Tenneco, Inc. ..............................            7,703          183,909
  Texaco, Inc. ...............................           24,202        1,512,625
  Texas Instruments, Inc. ....................           17,658        2,560,410


                                                         Shares         Value
                                                         ------      -----------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Texas Utilities Co. ........................           12,783      $   527,299
  Textron, Inc. ..............................            6,800          559,725
  Thermo Electron Corp. ......................            7,192          144,290
  Thomas & Betts Corp. .......................            2,570          121,433
  Time Warner, Inc. ..........................           53,945        3,964,958
  Times Mirror Co. Cl A ......................            3,271          193,807
  Timken Co. .................................            2,812           54,834
  TJX Companies, Inc. ........................           14,632          487,429
  Torchmark Corp. ............................            6,014          205,228
  Toys R Us, Inc. ............................           11,366          235,134
  Transamerica Corp. .........................            5,647          423,525
  Tribune Co. ................................            5,377          468,471
  Tricon Global Restaurants Inc. .............            6,906          373,787
  TRW, Inc. ..................................            5,422          297,532
  Tupperware Corp. ...........................            2,608           66,504
  Tyco International Ltd. ....................           37,113        3,516,457
  U.S. Bancorp ...............................           32,996        1,121,864
  U.S. West, Inc. ............................           22,783        1,338,501
  Unicom Corp. ...............................            9,833          379,185
  Unilever N.V ...............................           25,879        1,805,060
  Union Carbide Corp. ........................            6,017          293,329
  Union Pacific Corp. ........................           11,200          653,100
  Union Pacific Resources Group ..............           11,365          185,392
  Union Planters Corp. .......................            6,432          287,430
  Unisys Corp. ...............................           12,160          473,480
  United Healthcare Corp. ....................            7,808          488,976
  United Technologies Corp. ..................           21,746        1,558,916
  Unocal Corp. ...............................           10,928          433,022
  UnumProvident Corp. ........................           10,736          587,785
  US Airways Group Inc. ......................            3,330          145,063
  UST, Inc. ..................................            7,942          232,304
  USX-Marathon Group .........................           13,927          453,498
  USX-U.S. Steel Group .......................            4,000          108,000
  V F Corp. ..................................            5,430          232,133
  Viacom, Inc. Cl B ..........................           31,498        1,385,912
  Vodaphone Airtouch plc-Sp ADR ..............           13,030        2,566,812
  W.R. Grace & Co. ...........................            3,119           57,312
  Wachovia Corp. .............................            9,180          785,464
  Wal-Mart Stores, Inc. ......................          201,343        9,714,800
  Walgreen Co. ...............................           45,202        1,327,809
  Warner-Lambert Co. .........................           38,362        2,661,364
  Washington Mutual, Inc. ....................           26,861          950,208
  Waste Management, Inc. .....................           27,508        1,478,555
  Watson Pharmaceuticals, Inc. ...............            4,307          151,014
  Wellpoint Health Networks Inc. .............            3,044          258,360
  Wells Fargo & Company ......................           74,748        3,195,477
  Wendy's International, Inc. ................            5,635          159,541
  Westvaco Corp. .............................            4,543          131,747
  Weyerhaeuser Co. ...........................            9,010          619,438
  Whirlpool Corp. ............................            3,443          254,782
  Willamette Industries, Inc. ................            5,024          231,418
  Williams Cos., Inc. ........................           19,368          824,351
  Winn-Dixie Stores, Inc. ....................            6,730          248,589
  Worthington Industries, Inc. ...............            4,188           68,840
  Wrigley (Wm.) Jr. Co. ......................            5,257          473,130
  Xerox Corp. ................................           29,867        1,764,020
                                                                     -----------
  TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $339,637,877) 95.7% .................                       509,543,564
                                                                     -----------


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)


                                                                                                   Face
                                                                           Rate    Maturity        Amount         Value
                                                                           ----    --------      ---------    ------------
ACTIVE PORTION:
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (0.4%)
   U.S. Treasury Bill (a) ..............................................   4.24%   08/05/99      $ 300,000    $    298,760
   U.S. Treasury Bill (a) ..............................................   4.25    08/19/99        300,000         298,250
   U.S. Treasury Bill (a) ..............................................   4.63    09/23/99        310,000         306,618
   U.S. Treasury Bill (a) ..............................................   4.52    09/23/99        900,000         890,140
                                                                                                               -----------
                                                                                                                 1,793,768
                                                                                                               -----------
COMMERCIAL PAPER (3.9%)
   Alabama Power Co. ...................................................   5.05    07/06/99      1,379,000       1,378,032
   American Express Credit Corp. .......................................   5.00    07/02/99      1,455,000       1,454,798
   American Express Credit Corp. .......................................   4.92    07/06/99      4,992,000       4,988,583
   Archer-Daniels-Midland Co. ..........................................   4.92    07/06/99      5,455,000       5,451,263
   Duke Power Company ..................................................   5.65    07/01/99      7,612,000       7,612,000
                                                                                                               -----------
                                                                                                                20,884,676
                                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $22,678,801) 4.3% ................................................................................    22,678,444
                                                                                                               -----------
TOTAL INVESTMENTS
   (Cost: $362,316,678) 100.0% .............................................................................  $532,222,008
                                                                                                               ===========

(a) This security has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1999:

                                                                               Expiration     Underlying Face Unrealized
                                                                                  Date        Amount at Value    Gain
                                                                             --------------   --------------- ----------
PURCHASED
   67 S&P 500 Stock Index Futures Contracts ...............................  September 1999     $23,143,475     $833,521
                                                                                                ===========     ========


The face value of futures purchased and outstanding as percentage of total investment in securities: 4.3%.


   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                          Shares         Value
                                                          ------        --------
INDEXED ASSETS:
COMMON STOCKS
  A. Schulman, Inc. ............................             335        $  5,758
  Abercrombie & Fitch Co. Cl A .................           1,102          52,896
  ACNielsen Corp. ..............................             600          18,150
  Acuson Corp. .................................             300           5,156
  ADC Telecommunications, Inc. .................           1,439          65,564
  Affiliated Computer Svcs .....................             525          26,578
  AGCO Corp. ...................................             600           6,788
  AGL Resources, Inc. ..........................             600          11,063
  Airborne Freight Corp. .......................             519          14,370
  Airgas Inc. ..................................             800           9,800
  AK Steel Holding Corp. .......................             634          14,265
  Alaska Air Group, Inc. .......................             281          11,732
  Albany International Corp. Cl A ..............             300           6,225
  Albemarle Corp. ..............................             500          11,563
  Alexander & Baldwin, Inc. ....................             463          10,302
  Aliant Communications Inc. ...................             380          17,551
  Allamerica Financial Corp. ...................             606          36,852
  Allegheny Energy Inc. ........................           1,245          39,918
  Alliant Energy Corp. .........................             834          23,665
  Allied Waste Industries, Inc. ................           2,000          39,500
  Altera Corp. .................................           2,117          77,932
  Ambac Financial Group, Inc. ..................             746          42,615
  American Financial Group .....................             641          21,834
  American Power Conversion ....................           2,049          41,236
  American Standard Companies ..................             752          36,096
  American Water Works Co. .....................             868          26,691
  Ametek Inc. ..................................             344           7,912
  Analog Devices, Inc. .........................           1,723          86,473
  Apollo Group Inc. Cl A .......................             835          22,180
  Apria Healthcare Group, Inc. .................             554           9,418
  Arnold Industries Inc. .......................             265           4,091
  Arrow Electronics, Inc. ......................           1,000          19,000
  Arvin Industries, Inc. .......................             276          10,454
  Associated Banc-Corp .........................             677          28,096
  Astoria Financial Corp. ......................             600          26,363
  Atmel Corp. ..................................           1,070          28,021
  Avnet, Inc. ..................................             375          17,438
  Bandag, Inc. .................................             234           8,117
  Banta Corp. ..................................             300           6,300
  Barnes & Noble, Inc. .........................             733          20,066
  Beckman Coulter Inc. .........................             300          14,588
  Bed Bath & Beyond, Inc. ......................           1,500          57,750
  Belo (A.H.) Corp. ............................           1,260          24,806
  Bergen Brunswig Corp. ........................           1,433          24,719
  Best Buy Co., Inc. ...........................           2,185         147,488
  Beverly Enterprises, Inc. ....................           1,100           8,869
  Biogen, Inc. .................................           1,600         102,900
  BJ Services Co. ..............................             756          22,255
  BJ's Wholesale Club, Inc. ....................             800          24,050
  Black Hills Corp. ............................             229           5,296
  Bob Evans Farms, Inc. ........................             438           8,705
  Borders Group, Inc. ..........................             800          12,650
  Borg-Warner Automotive, Inc. .................             285          15,675
  Bowater, Inc. ................................             554          26,177
  Brinker International, Inc. ..................             700          19,031
  Buffets, Inc. ................................             500           5,750
  Burlington Industries ........................             600           5,438
  Cabot Corp. ..................................             700          16,931
  Cadence Design Systems, Inc. .................           2,582          32,921
  Callaway Golf Co. ............................             800          11,700
  Cambridge Tech. Partners, Inc. ...............             636          11,170
  Carlisle Companies, Inc. .....................             322          15,496
  Carpenter Technology Corp. ...................             234           6,684
  Carter-Wallace, Inc. .........................             500           9,094
  CBRL Group, Inc. .............................             642          11,115


                                                          Shares          Value
                                                          ------         -------
INDEXED ASSETS: (CONTINUED)
COMMON STOCKS (CONTINUED)
  CCB Financial Corp. ..........................             427         $22,578
  Centocor, Inc. ...............................             757          35,295
  Charter One Financial, Inc. ..................           1,776          49,395
  Chesapeake Corp. .............................             230           8,611
  Chiron Corp. .................................           1,939          40,234
  Chris-Craft Industries, Inc. .................             358          16,871
  Church & Dwight ..............................             200           8,700
  Cincinnati Bell, Inc. ........................           1,470          36,658
  Cintas Corp. .................................           1,184          79,550
  Cirrus Logic, Inc. ...........................             647           5,742
  Citrix Systems, Inc. .........................             932          52,658
  City National Corp. ..........................             500          18,719
  Claire's Stores, Inc. ........................             542          13,889
  Clayton Homes, Inc. ..........................           1,543          17,648
  Cleco Corporation ............................             241           7,320
  Cleveland Cliffs, Inc. .......................             120           3,885
  CMP Group, Inc. ..............................             346           9,061
  CNF Transportation, Inc. .....................             514          19,725
  Comair Holdings, Inc. ........................           1,040          21,645
  Comdisco, Inc. ...............................           1,600          41,000
  CompUSA, Inc. ................................           1,000           7,438
  COMSAT Corp. .................................             562          18,265
  Comverse Technology Inc. .....................             734          55,417
  Concentra Managed Care, Inc. .................             500           7,406
  Concord EFS, Inc. ............................           1,370          57,968
  Conectiv Inc. ................................             991          24,218
  Consolidated Papers ..........................             968          25,894
  Convergys Corp. ..............................           1,625          31,281
  Cordant Technologies, Inc. ...................             400          18,075
  Covance, Inc. ................................             626          14,985
  Crompton & Knowles ...........................             699          13,674
  Cypress Semiconductor Corp. ..................           1,106          18,249
  Cytec Industries, Inc. .......................             457          14,567
  Dean Foods Co. ...............................             421          17,498
  Dentsply International, Inc. .................             563          15,764
  Dexter Corp. .................................             246          10,040
  Dial Corp. ...................................           1,100          40,906
  Diebold, Inc. ................................             736          21,160
  Dime Bancorp, Inc. ...........................           1,200          24,150
  Dole Food Company ............................             600          17,625
  Dollar Tree Stores ...........................             654          28,776
  Donaldson Company, Inc. ......................             500          12,250
  DPL, Inc. ....................................           1,700          31,238
  Dreyers Grand Ice Cream, Inc. ................             300           4,538
  E*Trade Group, Inc. ..........................           2,490          99,444
  Edwards (A.G.), Inc. .........................           1,000          32,250
  El Paso Energy Corp. .........................           1,300          45,744
  Electronic Arts Inc. .........................             653          35,425
  Energy East Corporation ......................           1,251          32,526
  Enesco Gorup, Inc. ...........................             165           3,816
  ENSCO International, Inc. ....................           1,464          29,189
  Ethyl Corp. ..................................             900           5,400
  Everest Reinsurance Hldgs ....................             519          16,932
  Family Dollar Stores Inc. ....................           1,843          44,232
  Fastenal Co. .................................             400          20,975
  Federal Signal Corp. .........................             500          10,594
  Federal-Mogul Corp. ..........................             753          39,156
  Ferro Corp. ..................................             375          10,313
  First Tennessee Natl. Corp. ..................           1,400          53,638
  Finova Group, Inc. ...........................             652          34,312
  First Health Group Corp. .....................             540          11,644
  First Security Corp. .........................           2,064          56,244
  First Virginia Banks, Inc. ...................             535          26,282
  Fiserv, Inc. .................................           1,317          41,239
  Florida Progress Corp. .......................           1,045          43,172

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                          Shares          Value
                                                          ------         -------
INDEXED ASSETS: (CONTINUED)
COMMON STOCKS (CONTINUED)
  Flowers Industries, Inc. .....................           1,068         $23,162
  Flowserve Corporation ........................             400           7,575
  Forest Laboratories, Inc. ....................             883          40,839
  Foundation Health Systems Cl A ...............           1,300          19,500
  Fuller( H.B.) Co. ............................             150          10,256
  Furniture Brands Intl., Inc. .................             549          15,303
  GATX Corp. ...................................             528          20,097
  GenCorp, Inc. ................................             445          11,236
  General Nutrition Cos., Inc. .................             700          16,319
  Genzyme Surgical Products ....................           1,040          43,473
  Georgia Gulf Corp. ...........................             330           5,569
  Georgia-Pacific (Timber Group) ...............             900          22,725
  Gilead Sciences, Inc. ........................             331          17,295
  Glatfelter (P.H.) Co. ........................             450           6,581
  Global Marine, Inc. ..........................           1,853          28,606
  Granite Constr. Inc. .........................             300           8,794
  GreenPoint Financial Corp. ...................           1,164          38,194
  GTECH Holdings Corp. .........................             400           9,425
  Gulfstream Aerospace Corp. ...................             765          51,685
  Hanna ( M. A.) Co. ...........................             500           8,219
  Hannaford Brothers Co. .......................             451          24,129
  Harley-Davidson, Inc. ........................           1,638          89,066
  Harsco Corp. .................................             440          14,080
  Hawaiian Electric Inds .......................             344          12,212
  Health Management Associates .................           2,700          30,375
  Heilig-Meyers Co. ............................             600           4,088
  Hibernia Corp. Cl A ..........................           1,700          26,669
  Hillenbrand Industries, Inc. .................             700          30,275
  Hispanic Broadcasting Corp. ..................             527          39,986
  HON Industries, Inc. .........................             654          19,089
  Horace Mann Educators Corp. ..................             439          11,935
  Hormel Foods Corp. ...........................             784          31,556
  Houghton Mifflin Co. .........................             328          15,437
  HSB Group, Inc. ..............................             300          12,356
  Hubbell, Inc. Cl B ...........................             700          31,763
  IBP, Inc. ....................................           1,000          23,750
  ICN Pharmasuticals Inc. ......................             830          26,716
  IDACORP, Inc. ................................             400          12,600
  Illinova Corp. ...............................             747          20,356
  Imation Corp. ................................             400           9,925
  IMC Global, Inc. .............................           1,200          21,150
  Indiana Energy, Inc. .........................             300           6,394
  Information Resources, Inc. ..................             300           2,625
  Informix Corp. ...............................           2,025          17,276
  Integrated Device Tech., Inc. ................             939          10,212
  International Game Technology ................           1,048          19,388
  International Multifoods Corp. ...............             200           4,513
  Interstate Bakeries Corp. ....................             749          16,806
  Intuit, Inc. .................................             653          58,852
  Investment Technology Grp, Inc. ..............             330          10,601
  IPALCO Enterprises, Inc. .....................             915          19,387
  Ivax Corp. ...................................           1,161          16,399
  J.B. Hunt Transport Srvcs, Inc. ..............             400           6,500
  J.M. Smucker Co. .............................             300           6,675
  Jabil Circuit, Inc. ..........................             875          39,484
  Jacobs Engineering Group, Inc. ...............             277          10,526
  Jones Apparel Group, Inc. ....................           1,300          44,621
  K N Energy Inc. ..............................             756          10,112
  Kansas City Power & Light ....................             661          16,856
  Kaydon Corp. .................................             340          11,433
  Keane, Inc. ..................................             765          17,308
  Kelly Services, Inc. .........................             400          12,850
  Kennametal, Inc. .............................             320           9,920
  KeySpan Corporation ..........................           1,525          40,222
  Keystone Financial, Inc. .....................             521          15,402


                                                          Shares          Value
                                                          ------        --------
INDEXED ASSETS: (CONTINUED)
COMMON STOCKS (CONTINUED)
  Lancaster Colony Corp. .......................             439        $ 15,146
  Lance Inc. ...................................             300           4,688
  Lands End Inc. ...............................             323          15,666
  Lear Corp. ...................................             714          35,522
  Lee Enterprises ..............................             473          14,427
  Legato Systems, Inc. .........................             433          25,006
  Legget & Platt ...............................           2,100          58,406
  Lexmark Intl Group Inc. Cl A .................           1,374          90,770
  LG & E Energy Corp. ..........................           1,400          29,400
  Lincare Holdings, Inc. .......................             623          15,575
  Linear Technology Corp. ......................           1,634         109,887
  Litton Industries, Inc. ......................             485          34,799
  Lone Star Steakhouse .........................             400           3,888
  Longview Fibre Co. ...........................             552           8,625
  Lubrizol Corp. ...............................             582          15,860
  Lyondell Petrochemical Co. ...................           1,195          24,647
  Magnatek, Inc. ...............................             300           3,169
  Mandalay Resort Group ........................             968          20,449
  Manpower, Inc. ...............................             845          19,118
  Mark IV Industries, Inc. .....................             525          11,091
  Marshall & Ilsley Corp. ......................           1,116          71,843
  Martin Marietta Materials ....................             500          29,500
  Maxim Integrated Products, Inc. ..............           1,440          95,760
  Maxxam Inc. ..................................              75           4,838
  McCormick & Co., Inc. ........................             763          24,082
  MCN Energy Group Inc. ........................             852          17,679
  Media General Inc. Cl A ......................             287          14,637
  Medimmune, Inc. ..............................             600          40,650
  Mentor Graphics Corp. ........................             700           8,969
  Mercantile Bankshares Corp. ..................             744          26,319
  Meritor Automotive, Inc. .....................             738          18,819
  Micro Warehouse, Inc. ........................             400           7,150
  Microchip Technology, Inc. ...................             541          25,630
  Midamerican Energy Hldgs. Co. ................             628          21,745
  Miller (Herman) Inc. .........................             850          17,850
  Minerals Technologies Inc. ...................             230          12,837
  Minnesota Power & Light ......................             800          15,900
  Modine Manufacturing Co. .....................             300           9,769
  Modis Professional Services ..................           1,024          14,080
  Mohawk Industries, Inc. ......................             647          19,653
  Molex Inc., Cl A .............................           1,655          61,235
  Montana Pwr. Co. .............................             588          41,454
  Murphy Oil Soap ..............................             480          23,430
  Mylan Laboratories, Inc. .....................           1,377          36,491
  Nabors Industries, Inc. ......................           1,142          27,908
  National Fuel Gas Co. ........................             413          20,031
  NCH Corp. ....................................              58           2,871
  NCR Corp. ....................................           1,068          52,132
  Networks Associates, Inc .....................           1,476          21,679
  Nevada Power Co. .............................             547          13,675
  New England Electric System ..................             631          31,629
  Newport News Shipbuilding Inc. ...............             374          11,033
  NiSource Inc. ................................           1,333          34,408
  Noble Affiliates, Inc. .......................             600          16,913
  Noble Drilling Corp. .........................           1,400          27,563
  Nordson Corp. ................................             178          10,903
  North Fork Bancorp, Inc. .....................           1,500          31,969
  Northeast Utilities ..........................           1,400          24,763
  NOVA Corp. ...................................             800          20,000
  Ocean Energy, Inc. ...........................           1,800          17,325
  Office Depot, Inc. ...........................           4,000          88,250
  OfficeMax, Inc. ..............................           1,210          14,520
  Ogden Corp. ..................................             524          14,115
  OGE Energy Corp. .............................             831          19,736
  Old Kent Financial Corp. .....................           1,100          46,063


   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                          Shares          Value
                                                          ------        --------
INDEXED ASSETS: (CONTINUED)
COMMON STOCKS (CONTINUED)
  Old Republic Intl. Corp. .....................           1,408        $ 24,376
  Olin Corp. ...................................             500           6,594
  Olsten Corp. .................................             900           5,681
  Omnicare, Inc. ...............................           1,000          12,625
  Oregon Steel Mills, Inc. .....................             300           3,994
  Outback Steakhouse, Inc. .....................             800          31,450
  Overseas Shipholding Group ...................             400           5,150
  Oxford Health Plans, Inc. ....................             866          13,477
  Pacific Century Finl. Corp. ..................             858          18,501
  Pacificare Health Systems,Inc ................             487          35,034
  Papa John's Intl. Inc. .......................             322          14,389
  Payless Shoesource, Inc. .....................             342          18,297
  Pennzoil-Quaker State Co. ....................             800          12,000
  Pentair, Inc. ................................             455          20,816
  Perrigo Co. ..................................             800           6,100
  Pinnacle West Capital Corp. ..................             900          36,225
  Pioneer Natural Resources Co. ................           1,100          12,100
  Pittston Bax Group ...........................             436          11,663
  Policy Management Systems Corp. ..............             379          11,370
  Potomac Electric Power Co. ...................           1,266          37,268
  Precision Castparts Corp. ....................             261          11,093
  Premark International, Inc. ..................             654          24,525
  Price (T. Rowe) Associates ...................           1,300          49,888
  Promus Hotel Corp. ...........................             900          27,900
  Protective Life Corp. ........................             700          23,100
  Provident Financial Group ....................             455          19,906
  PSS World Medical Inc. .......................             800           8,950
  Public Service Co. New Mexico ................             435           8,646
  Puget Sound Power & Light Co. ................             900          21,600
  Qualcomm, Inc. ...............................           1,608         230,704
  Quantum Corp. ................................           1,800          43,425
  Questar Corp. ................................             900          17,213
  Quintiles Transnational Corp. ................           1,200          50,400
  Quorum Health Group Inc. .....................             800          10,050
  Ranger Oil Ltd. ..............................           1,400           6,913
  Rational Software Corp. ......................             900          29,644
  Rayonier, Inc. ...............................             300          14,944
  Reader's Digest Assn .........................           1,147          45,593
  Reliastar Financial Corp. ....................             945          41,344
  Reynolds & Reynolds Co. ......................             822          19,163
  RJ Reynolds Tobacco Holdings .................           1,156          36,414
  Robert Half Intl., Inc. ......................             976          25,376
  Rollins Inc. .................................             300           4,781
  Ross Stores, Inc. ............................             500          25,188
  RPM, Inc. ....................................           1,200          17,025
  Ruddick Corp. ................................             500          10,000
  Ryerson Tull Inc. ............................             267           6,024
  Saks Incorporated ............................           1,542          44,525
  Sanmina Corp. ................................             610          46,284
  Santa Fe Snyder Corp. ........................           1,813          13,824
  Sbarro Inc. ..................................             219           5,927
  Scana Corp. ..................................           1,100          25,713
  Scholastic Corp. .............................             176           8,910
  SCI Systems, Inc. ............................             770          36,575
  Sensormatic Electronics ......................             800          11,150
  Sepracor, Inc. ...............................             350          28,438
  Sequa Corp. Cl A .............................             111           7,770
  Sequent Computer Systems, Inc. ...............             448           7,952
  Shaw Industries ..............................           1,500          24,750
  Siebel Systems, Inc. .........................             972          64,517
  Smith International, Inc. ....................             522          22,674
  Snyder Communications Inc. ...................             801          26,233
  Solutia, Inc. ................................           1,200          25,575
  Sonoco Products Co. ..........................           1,100          32,931
  Sotheby's Holdings ...........................             616          23,485


                                                          Shares          Value
                                                          ------         -------
INDEXED ASSETS: (CONTINUED)
COMMON STOCKS (CONTINUED)
  Southdown, Inc. ..............................             408         $26,214
  Sovereign Bancorp, Inc. ......................           1,700          20,613
  SPX, Inc. ....................................             332          27,722
  Standard Register Co. ........................             300           9,225
  Starbucks Corp. ..............................           1,942          72,946
  Steris Corp. .................................             700          13,563
  Sterling Commerce, Inc. ......................           1,017          37,121
  Sterling Software, Inc. ......................             900          24,019
  Stewart & Stevenson Svcs., Inc ...............             300           4,575
  Stewart Enterprises ..........................           1,200          17,475
  Storage Technology Corp. .....................           1,067          24,274
  Structural Dynamics Research .................             400           7,425
  Stryker Corp. ................................           1,034          62,169
  Suiza Foods Corp. ............................             361          15,117
  Sungard Data Sys Inc. ........................           1,231          42,470
  Superior Industries Intl .....................             300           8,194
  Sybron Intl. Corp. ...........................           1,100          30,319
  Sylvan Learning Systems Inc. .................             552          15,008
  Symantec Corp. ...............................             600          15,300
  Symbol Technologies, Inc. ....................             940          34,663
  Synopsys, Inc. ...............................             757          41,777
  TCA Cable TV, Inc. ...........................             530          29,415
  TCF Financial ................................             900          25,088
  Tech Data Corp. ..............................             546          20,885
  Teco Energy Inc. .............................           1,400          31,850
  Tecumseh Products Co. Cl A ...................             218          13,203
  Teleflex, Inc. ...............................             400          17,375
  Telephone & Data Systems, Inc. ...............             649          47,418
  Teradyne, Inc. ...............................             909          65,221
  The PMI Group Inc. ...........................             320          20,100
  Tidewater, Inc. ..............................             600          18,300
  Tiffany & Co. ................................             375          36,188
  Tosco Corp. ..................................           1,627          42,200
  Total Renal Care Holdings ....................             900          14,006
  Transocean Offshore, Inc. ....................           1,074          28,193
  Trigon Healthcare, Inc. ......................             452          16,442
  Trinity Industries ...........................             461          15,444
  Tyson Foods, Inc. ............................           2,459          55,328
  UCAR Int'l., Inc. ............................             500          12,625
  Ultramar Diamond Shamrock Corp. ..............             925          20,177
  Unifi, Inc. ..................................             638          13,558
  Unisource Worldwide, Inc. ....................             750           9,047
  Universal Corp. ..............................             349           9,925
  Universal Foods Corp. ........................             537          11,344
  Univision Communications, Inc. ...............             983          64,878
  US Foodservice ...............................             529          22,549
  USG Corp. ....................................             532          29,792
  UtiliCorp United, Inc. .......................           1,000          24,313
  Valero Energy Corp. ..........................             600          12,863
  Varco International, Inc. ....................             700           7,656
  Veritas Software Corp. .......................             884          83,925
  Viad Corp. ...................................           1,063          32,887
  Vishay Intertechnology, Inc. .................             904          18,979
  VISX, Inc. ...................................             675          53,452
  Vitesse Semiconductor Corp. ..................             812          54,759
  Vlasic Foods International ...................             500           3,656
  Vulcan Materials Co. .........................           1,077          51,965
  Wallace Computer Svcs Inc. ...................             449          11,225
  Warnaco Group, Inc. Cl A .....................             600          16,050
  Washington Gas Light Co. .....................             500          13,000
  Washington Post Co. Cl B .....................             108          58,077
  Watts Industries, Inc. Cl A ..................             300           5,756
  Wausau-Mosinee Paper Corp. ...................             559          10,062
  Weatherford International Inc. ...............           1,043          38,200
  Wellman, Inc. ................................             335           5,339


   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                          Shares         Value
                                                          ------     -----------
INDEXED ASSETS: (CONTINUED)
COMMON STOCKS (CONTINUED)
  Westamerica Bancorp ..........................             418     $    15,256
  Westpoint Stevens, Inc. ......................             600          17,888
  Whitman Corp. ................................             936          16,848
  Wilmington Trust Corp. .......................             353          20,253
  Wisconsin Central Transport ..................             546          10,306
  Wisconsin Energy Corp. .......................           1,244          31,178
  Witco Corp. ..................................             600          12,000


                                                          Shares         Value
                                                          ------     -----------
INDEXED ASSETS: (CONTINUED)
COMMON STOCKS (CONTINUED)
  Xilinx, Inc. .................................           1,544     $    88,394
  York International Corp. .....................             426          18,238
  Zions Bancorporation .........................             844          53,594
                                                                     -----------
  TOTAL INDEXED ASSETS--COMMON STOCKS
  (Cost: $9,723,242) 79.9% .....................                      10,094,064
                                                                     -----------


   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)


                                                                                                  Face
                                                                            Rate    Maturity      Amount           Value
                                                                            -----   --------     ---------      ----------
ACTIVE PORTION:
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT (4.1%)
   U.S. Treasury Bill (a) ................................................  4.50%   09/16/99     $ 200,000     $   197,983
   U.S. Treasury Bill (a) ................................................  4.43    07/29/99        20,000          19,931
   U.S. Treasury Bill (a) ................................................  4.24    08/05/99       100,000          99,587
   U.S. Treasury Bill (a) ................................................  4.44    08/19/99       200,000         198,784
                                                                                                                ----------
                                                                                                                   516,285
                                                                                                                ----------
AGENCIES (4.4%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION ....................................  4.84    07/06/99       550,000         549,630
                                                                                                                ----------
COMMERCIAL PAPER (11.6%)
   Alabama Power Co. .....................................................  5.30    07/09/99       607,000         606,285
   American Express Credit Corp. .........................................  4.95    07/01/99       420,000         420,000
   AT&T Corp. ............................................................  5.08    07/02/99       445,000         444,937
                                                                                                                ----------
                                                                                                                 1,471,222
                                                                                                                ----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,537,227) 20.1% .................................................................................    2,537,137
                                                                                                                ----------
TOTAL INVESTMENTS
   (Cost: $12,260,469) 100.0% ...............................................................................  $12,631,201
                                                                                                                ==========

(a) This security has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 1999:

                                                                               Expiration      Underlying Face   Unrealized
                                                                                  Date         Amount at Value      Gain
                                                                              --------------   ---------------   ----------
PURCHASED
   12 S&P MidCap 400 Stock Index Futures Contracts .........................  September 1999   $2,516,100         $41,075
                                                                                               ==========         =======


The face value of futures purchased and outstanding as percentage of total investment in securities: 19.9%.


   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                                                                Face
                                                                            Rate  Maturity      Amount          Value
                                                                            ----  --------    -----------    ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.6%)
   U.S. Treasury Note ....................................................  6.50% 08/15/05   $  2,500,000    $  2,576,950
   U.S. Treasury Strip ...................................................  0.00  05/15/14     10,000,000       3,926,800
   U.S. Treasury Strip ...................................................  0.00  02/15/17     15,000,000       4,933,500
                                                                                                             ------------
                                                                                                               11,437,250
                                                                                                             ------------
AGENCIES/OTHER GOVERNMENTS (43.2%)
   Connecticut Housing Fin. Auth. ........................................  7.63  05/15/21      2,500,000       2,506,103
   FHLB ..................................................................  0.00  07/14/17     25,000,000       5,906,250
   FHLB ..................................................................  0.00  06/26/17     50,000,000      11,500,000
   FHLB ..................................................................  0.00  07/07/22     50,000,000       8,078,000
   FHLB ..................................................................  0.00  07/07/17    125,000,000      29,648,750
   FHLMC .................................................................  6.50  04/15/08        775,000         778,387
   FHLMC .................................................................  7.00  10/15/06         80,423          80,272
   FHLMC .................................................................  6.38  11/15/06      1,100,000       1,102,057
   FHLMC .................................................................  7.00  09/15/16        320,540         320,338
   FHLMC .................................................................  0.00  05/22/28     60,000,000       7,012,200
   FHLMC .................................................................  0.00  08/26/22    250,000,000      39,335,000
   FHLMC .................................................................  7.00  05/15/06        680,448         683,851
   FHLMC .................................................................  7.50  04/01/07        162,524         162,911
   FHLMC .................................................................  8.00  07/15/06        434,735         446,825
   FHLMC .................................................................  8.50  08/01/02        287,520         292,534
   FHLMC .................................................................  5.00  08/15/19      1,250,000       1,234,763
   FHLMC .................................................................  6.00  04/15/08        500,000         495,935
   FNMA ..................................................................  6.25  01/25/20        850,000         848,139
   FNMA ..................................................................  7.00  09/25/05         19,997          19,915
   FNMA ..................................................................  5.00  04/25/21        600,000         584,622
   FNMA ..................................................................  6.00  06/25/19        900,000         891,000
   FNMA ..................................................................  0.00  07/13/17    200,000,000      47,750,000
   FNMA ..................................................................  7.00  10/25/05        861,031         866,136
   FNMA ..................................................................  7.00  12/25/18        305,291         305,386
   New York City ......................................................... 10.00  08/01/05      2,000,000       2,218,174
   New York City .........................................................  9.50  06/01/09      5,000,000       5,426,674
   Republic of Iceland ...................................................  6.13  02/01/04      5,000,000       4,901,450
   Suffolk County, New York ..............................................  5.88  11/01/05      4,000,000       3,936,420
   Suffolk County, New York ..............................................  5.80  11/01/04      4,000,000       3,949,208
   Tennessee Valley Authority ............................................  7.85  06/15/44     10,000,000      10,681,100
                                                                                                             ------------
                                                                                                              191,962,400
                                                                                                             ------------

Basic Materials (5.8%)
   Fletcher Challenge Ltd. ...............................................  9.00  09/15/99      2,000,000       2,011,180
   Georgia-Pacific Group .................................................  8.63  04/30/25      7,000,000       7,156,870
   Inco Ltd. .............................................................  9.60  06/15/22      7,500,000       7,285,500
   Millennium America Inc. ...............................................  7.63  11/15/26      5,000,000       4,265,600
   Praxair, Inc. .........................................................  6.90  11/01/06      5,000,000       4,915,700
                                                                                                             ------------
                                                                                                               25,634,850
                                                                                                             ------------
CONSUMER, CYCLICAL (9.0%)
   Centex Corp. ..........................................................  8.75  03/01/07      2,000,000       2,097,900


   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                                                                Face
                                                                            Rate  Maturity      Amount          Value
                                                                            ----  --------    -----------    ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, CYCLICAL (CONTINUED)
   Centex Corp. ..........................................................  7.38% 06/01/05    $ 5,000,000    $  4,746,900
   Fruit of the Loom, Inc. ...............................................  7.00  03/15/11      2,500,000       2,149,600
   Fruit of the Loom, Inc. ...............................................  7.38  11/15/23      1,250,000       1,005,038
   Gannett Co., Inc. .....................................................  5.85  05/01/00      3,500,000       3,515,890
   Neiman-Marcus Group Inc. ..............................................  7.13  06/01/28      2,500,000       2,232,825
   Oakwood Homes Corp ....................................................  8.13  03/01/09      2,500,000       2,400,530
   Polaroid Corp. ........................................................  7.25  01/15/07      3,750,000       3,277,612
   Shopko Stores, Inc. ...................................................  9.00  11/15/04      5,000,000       5,354,250
   Tommy Hilfiger USA, Inc. ..............................................  6.50  06/01/03      5,000,000       4,877,250
   V F Corp. .............................................................  9.25  05/01/22      1,000,000       1,072,690
   Valassis Communication, Inc. ..........................................  9.55  12/01/03      5,000,000       5,471,950
   Venator Group, Inc. ...................................................  7.00  10/15/02      2,000,000       1,720,000
                                                                                                             ------------
                                                                                                               39,922,435
                                                                                                             ------------
CONSUMER, NON-CYCLICAL (7.5%)
   Bausch & Lomb, Inc. ...................................................  6.15  08/01/01      5,000,000       4,971,800
   Bausch & Lomb, Inc. ...................................................  6.38  08/01/03      5,250,000       5,183,378
   Bausch & Lomb, Inc. ...................................................  6.75  12/15/04      5,000,000       4,854,250
   Panamerican Beverages, Inc. ...........................................  7.25  07/01/09      5,000,000       4,268,400
   Ralston Purina Co. ....................................................  8.63  02/15/22      7,500,000       8,267,775
   Rhone-Poulenc S.A. ....................................................  7.75  01/15/02      3,000,000       3,041,850
   Supervalu, Inc. .......................................................  8.88  11/15/22      2,500,000       2,688,600
                                                                                                             ------------
                                                                                                               33,276,053
                                                                                                             ------------
ENERGY (4.9%)
   Lyondell/Arco Petrochemical ........................................... 10.25  11/01/10      7,500,000       7,710,525
   Southern Union Co. ....................................................  7.60  02/01/24     10,000,000       9,003,900
   Tosco Corp. ...........................................................  8.25  05/15/03      5,000,000       5,235,300
                                                                                                             ------------
                                                                                                               21,949,725
                                                                                                             ------------
FINANCIAL (11.7%)
   Bear Stearns Cos., Inc. ...............................................  6.63  10/01/04      2,000,000       1,973,100
   Berkley (W.R.) Corp. ..................................................  8.70  01/01/22      5,000,000       5,103,650
   Chase Manhattan Corp. .................................................  6.88  12/12/12      5,000,000       5,031,600
   Citicorp Mortgage Sec. Inc. ...........................................  6.25  03/25/24        140,866         140,382
   Executive Risk, Inc. ..................................................  7.13  12/15/07      5,000,000       4,992,700
   Fairfax Financial Holdings,Ltd ........................................  8.25  10/01/15      2,500,000       2,500,075
   First American Financial ..............................................  7.55  04/01/28      1,500,000       1,372,860
   Harleysville Group Inc. ...............................................  6.75  11/15/03      2,500,000       2,460,025
   Lehman Brothers Holdings, Inc. ........................................  0.00  07/28/28     10,000,000         998,300
   Morgan (J.P.) & Co., Inc. .............................................  0.00  04/15/27     32,500,000       3,601,000
   Nationwide Health Properties ..........................................  7.90  11/20/06      5,000,000       4,688,250
   Progressive Corp. of Ohio ............................................. 10.00  12/15/00      1,500,000       1,578,720
   Rank Group Financial ..................................................  6.75  11/30/04      5,000,000       4,756,550
   SunAmerica, Inc. ......................................................  9.95  02/01/12      5,000,000       6,242,550
   Triad Guaranty ........................................................  7.90  01/15/28      3,250,000       3,149,841
   Vesta Insurance Group, Inc. ...........................................  8.75  07/15/25      5,000,000       3,405,250
                                                                                                             ------------
                                                                                                               51,994,853
                                                                                                             ------------


   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                                                                Face
                                                                            Rate  Maturity      Amount          Value
                                                                            ----  --------    -----------    ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (9.7%)
   Clark Equipment Co. ...................................................  8.35% 05/15/23    $ 5,000,000    $  5,375,600
   Geon Co. ..............................................................  7.50  12/15/15      3,750,000       3,599,362
   Owens Corning .........................................................  7.00  03/15/09      2,500,000       2,356,350
   Pulte Corp. ...........................................................  7.63  10/15/17      7,500,000       6,908,700
   Thermo Electron Corp. .................................................  4.25  01/01/03      7,500,000       6,618,750
   Thermo Instrument Systems, Inc ........................................  4.00  01/15/05     10,000,000       8,250,000
   Williams Cos., Inc. ...................................................  6.50  11/15/02     10,000,000       9,972,400
                                                                                                             ------------
                                                                                                               43,081,162
                                                                                                             ------------
UTILITIES (3.8%)
   New Orleans Public Service ............................................  8.00  03/01/06      4,000,000       4,077,520
   Pacific Gas & Electric Co. ............................................  8.75  01/01/01      2,000,000       2,070,660
   UtiliCorp United, Inc. ................................................  8.00  03/01/23     10,000,000      10,502,200
                                                                                                             ------------
 ..........................................................................................................    16,650,380
                                                                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $446,561,328) 98.2% ................................................   435,909,108
                                                                                                             ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.8%)
   Duke Power Company ....................................................  5.65  07/01/99      5,191,000       5,191,000
   Sony Capital Corp. ....................................................  4.95  07/02/99      2,895,000       2,894,601
                                                                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,085,601) 1.8% ..................................................     8,085,601
                                                                                                             ------------
TOTAL INVESTMENTS (Cost: $454,646,929) 100.0% .............................................................  $443,994,709
                                                                                                             ============

----------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association


   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1999 (Unaudited)

                                                                                                Face
                                                                            Rate  Maturity      Amount          Value
                                                                            ----  --------    -----------    ------------
INTERMEDIATE-TERM DEBT:
U.S. GOVERNMENT (13.0%)
   U.S. Treasury Note ....................................................  5.38% 02/15/01   $  2,200,000    $  2,196,568
   U.S. Treasury Note ....................................................  6.13  07/31/00        500,000         503,750
                                                                                                             ------------
                                                                                                                2,700,318
                                                                                                             ------------
AGENCIES (72.4%)
   FHLMC .................................................................  8.50  08/01/02        318,667         324,225
   FHLMC .................................................................  6.50  05/15/21        133,765         133,807
   FHLMC .................................................................  7.50  09/01/07        379,634         382,630
   FHLMC .................................................................  7.50  02/15/07        322,448         328,091
   FHLMC .................................................................  5.00  08/15/19        600,000         592,686
   FHLMC .................................................................  7.95  12/15/20         21,449          21,462
   FHLMC .................................................................  8.25  10/01/09        297,625         305,869
   FHLMC .................................................................  6.00  09/15/08        144,253         142,991
   FHLMC .................................................................  6.00  12/15/17        197,103         196,917
   FHLMC .................................................................  6.00  05/15/22        132,383         131,266
   FHLMC .................................................................  6.50  09/15/06        500,000         501,715
   FHLMC .................................................................  7.00  05/15/06        340,224         341,925
   FHLMC .................................................................  8.00  04/01/02        149,805         151,691
   FHLMC .................................................................  6.00  04/15/08        500,000         495,935
   FHLMC .................................................................  7.75  12/01/02        174,191         175,696
   FHLMC .................................................................  6.50  04/15/08        725,000         728,168
   FHLMC .................................................................  7.00  03/15/08        229,347         230,636
   FHLMC .................................................................  7.00  04/15/01        250,000         251,093
   FHLMC .................................................................  8.00  05/01/02        261,872         264,171
   FHLMC .................................................................  7.00  10/15/06        740,982         747,925
   FHLMC .................................................................  8.50  09/01/17        136,167         141,107
   FNMA ..................................................................  7.50  01/01/09        214,240         217,973
   FNMA ..................................................................  7.75  03/01/08        234,161         239,413
   FNMA ..................................................................  8.00  04/01/08        159,148         164,723
   FNMA ..................................................................  8.25  09/25/05         68,482          68,738
   FNMA ..................................................................  7.00  09/25/05         13,998          13,941
   FNMA ..................................................................  7.00  11/25/05        391,552         393,753
   FNMA ..................................................................  8.25  10/01/05         72,625          72,792
   FNMA ..................................................................  6.50  12/25/18        201,631         201,127
   FNMA ..................................................................  5.50  04/25/19        260,218         259,159
   FNMA ..................................................................  7.00  10/25/05        369,013         371,201
   FNMA ..................................................................  6.30  09/25/18        305,000         304,619
   FNMA ..................................................................  6.00  12/25/20        750,000         738,278
   FNMA ..................................................................  7.50  02/25/07        250,000         254,375
   FNMA ..................................................................  5.00  01/01/06        951,374         919,560
   FNMA ..................................................................  0.00  12/01/01        132,891         125,650
   FNMA ..................................................................  6.50  12/18/17        650,000         652,841
   FNMA ..................................................................  6.70  01/18/19        199,792         199,728
   FNMA ..................................................................  6.10  08/25/21        132,951         132,368
   FNMA ..................................................................  6.00  06/25/19        800,000         792,000
   FNMA ..................................................................  6.25  01/25/20        650,000         648,577
   FNMA ..................................................................  5.00  04/25/21        620,000         604,109
   FNMA ..................................................................  7.00  12/25/18        305,291         305,385


   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                                                                 Face
                                                                            Rate  Maturity       Amount          Value
                                                                            ----  --------      ---------     -----------
INTERMEDIATE-TERM DEBT (CONTINUED):
AGENCIES (CONTINUED)
   FNMA ..................................................................  8.25% 01/01/10      $ 467,217     $   482,775
   GNMA ..................................................................  9.00  03/15/10        182,397         192,770
   GNMA ..................................................................  9.50  12/20/03         47,928          49,963
                                                                                                              -----------
                                                                                                               14,995,824
                                                                                                              -----------
CONSUMER, CYCLICAL (2.4%)
   Venator Group, Inc. ...................................................  7.00  06/01/00        500,000         490,230
                                                                                                              -----------
ENERGY (2.0%)
   Columbia Energy Group .................................................  6.61  11/28/02        400,000         399,452
                                                                                                              -----------
FINANCIAL (5.3%)
   Chase Mortgage Finance Corp. ..........................................  6.50  09/25/09        500,000         500,155
   Citicorp Mortgage Securitites Inc. ....................................  6.25  03/25/24         57,175          56,978
   FBC Mortgage Securities Trust .........................................  8.30  08/20/09         53,086          52,970
   GE Capital Mtge. Services,Inc. ........................................  6.00  09/25/08         80,143          79,892
   Morgan Stanley Capital Inc. ...........................................  6.85  02/15/20        241,903         242,622
   Prudential Home Mtge. Secs. Co. .......................................  6.75  08/25/08        166,802         166,644
                                                                                                              -----------
                                                                                                                1,099,261
                                                                                                              -----------
INDUSTRIAL (2.4%)
   EdperBrascan Corp. ....................................................  7.38  10/01/02        500,000         499,675
                                                                                                              -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES
   (Cost $20,295,413) 97.5%                                                                                    20,184,760
                                                                                                              -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (2.5%)
   Duke Power Company ....................................................  5.65  07/01/99        528,000         528,000
                                                                                                              -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $528,000) 2.5% ...................................................................................      528,000
                                                                                                              -----------
TOTAL INVESTMENTS
   (Cost: $20,823,413) 100.0% ..............................................................................  $20,712,760
                                                                                                              ===========

----------
Abbreviations: FHLMC= Federal Home Loan Mortgage Corporation
               FNMA= Federal National Mortgage Association
               GNMA= Government National Mortgage Association


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 1999 (Unaudited)
                                                                                                 Face
                                                                            Rate  Maturity       Amount          Value
                                                                            ----  --------      ---------     -----------
INTERMEDIATE-TERM DEBT:
U.S. GOVERNMENT (26.9%)
   U.S. Treasury Note ....................................................  5.88% 02/15/04     $3,500,000     $ 3,522,435
                                                                                                              -----------
AGENCIES/OTHER GOVERNMENTS (21.5%)
   FHLMC .................................................................  8.00  07/15/06        217,368         223,413
   FHLMC .................................................................  8.00  04/15/03        338,072         343,352
   FHLMC .................................................................  6.38  11/15/06        590,000         591,103
   FNMA ..................................................................  7.00  11/25/04         89,865          89,612
   FNMA ..................................................................  6.50  12/25/18        113,418         113,134
   FNMA ..................................................................  7.00  03/18/18        108,074         107,803
   FNMA ..................................................................  6.50  11/25/05        356,192         355,301
   FNMA ..................................................................  7.00  04/25/07        600,000         604,308
   New York City .........................................................  9.50  06/01/09        350,000         379,867
                                                                                                              -----------
                                                                                                                2,807,893
                                                                                                              -----------
CONSUMER, CYCLICAL (7.0%)
   Tommy Hilfiger USA, Inc. ..............................................  6.50  06/01/03        500,000         487,725
   Venator Group, Inc. ...................................................  7.00  10/15/02        500,000         430,000
                                                                                                              -----------
                                                                                                                  917,725
                                                                                                              -----------
CONSUMER, NON-CYCLICAL (3.7%)
   Bausch & Lomb, Inc. ...................................................  6.75  12/15/04        250,000         242,713
   Bausch & Lomb, Inc. ...................................................  6.38  08/01/03        250,000         246,828
                                                                                                              -----------
                                                                                                                  489,541
                                                                                                              -----------
FINANCIAL (19.6%)
   Bear Stearns Cos., Inc. ...............................................  9.38  06/01/01        250,000         262,965
   Bear Stearns Cos., Inc. ...............................................  6.63  10/01/04        500,000         493,275
   Harleysville Group Inc. ...............................................  6.75  11/15/03        250,000         246,003
   Nationwide Health Properties ..........................................  7.90  11/20/06        250,000         234,412
   Nationwide Health Properties ..........................................  7.60  11/20/28        350,000         345,191
   Rank Group Financial ..................................................  6.75  11/30/04        500,000         475,655
   Salomon Smith Barney Hldgs. ...........................................  6.50  10/15/02        500,000         499,860
                                                                                                              -----------
                                                                                                                2,557,361
                                                                                                              -----------
INDUSTRIAL (12.9%)
   Airborne Freight Corp. ................................................  8.88  12/15/02        250,000         258,575
   Crown Cork & Seal, Inc. ...............................................  6.75  04/15/03        500,000         494,005
   Thermo Electron Corp. .................................................  4.25  01/01/03        500,000         441,250
   Williams Cos., Inc. ...................................................  6.50  11/15/02        500,000         498,620
                                                                                                              -----------
                                                                                                                1,692,450
                                                                                                              -----------
UTILITIES (3.9%)
   Baltimore Gas & Electric Co. ..........................................  6.13  07/01/03        250,000         248,188
   Public Svc. Electric & Gas Co. ........................................  7.88  11/01/01        250,000         257,877
                                                                                                              -----------
                                                                                                                  506,065
                                                                                                              -----------
TOTAL INTERMEDIATE-TERM DEBT SECURITIES (Cost $12,741,411) 95.5% ...........................................   12,493,470
                                                                                                              -----------


   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                                                                      Face
                                                                             Rate     Maturity        Amount          Value
                                                                            -----     --------      ---------     -----------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (4.5%)
   Gillette Company ......................................................  5.65%     07/01/99      $ 284,000     $   284,000
   Warner Lambert ........................................................  5.65      07/01/99        300,000         300,000
                                                                                                                  -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $584,000) 4.5% .....................................................          584,000
                                                                                                                  -----------
TOTAL INVESTMENTS (Cost: $13,325,411) 100.0% ...............................................................      $13,077,470
                                                                                                                  ===========

----------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association


   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 1990 (Unaudited)

                                                        Shares          Value
                                                        ------       -----------
COMMON STOCKS:
BASIC MATERIALS (2.1%)
   ALCOA Inc. ..............................            13,200       $   816,750
   Du Pont (E.I.) de Nemours &
     Co. Inc. ..............................            65,000         4,440,313
   International Paper Co. .................            39,200         1,979,600
                                                                     -----------
                                                                       7,236,663
                                                                     -----------
CONSUMER, CYCLICAL (10.6%)
   America Online, Inc.* ...................            16,700         1,845,350
   Circuit City Group, Inc. ................            11,000         1,023,000
   Corning, Inc. ...........................            32,900         2,307,112
   Costco Co.* .............................            37,600         3,010,350
   General Electric Co. ....................            62,100         7,017,300
   Home Depot, Inc. ........................            28,900         1,862,244
   Interpublic Group of Cos., Inc. .........            38,200         3,309,075
   New York Times Co. Cl A .................            19,500           717,844
   Omnicom Group, Inc. .....................            42,100         3,368,000
   Ryder System, Inc. ......................            58,500         1,521,000
   Southwest Airlines Co. ..................            18,200           566,475
   TJX Companies, Inc. .....................            60,400         2,012,075
   Viacom, Inc. Cl B* ......................            85,800         3,775,200
   Wal-Mart Stores, Inc. ...................            83,400         4,024,050
                                                                     -----------
                                                                      36,359,075
                                                                     -----------
CONSUMER, NON-CYCLICAL(10.7%)
   Albertson's, Inc. .......................            10,899           561,980
   American Home Products Corp. ............             8,000           460,000
   Anheuser-Busch Cos., Inc. ...............            20,900         1,482,594
   Bristol-Myers Squibb Co. ................            38,800         2,732,975
   Cardinal Health, Inc. ...................            68,500         4,392,563
   Coca-Cola Co. ...........................            46,700         2,918,750
   Columbia/HCA Healthcare Corp. ...........            93,600         2,135,250
   Heinz (H.J.) Co. ........................            45,500         2,280,688
   Johnson & Johnson .......................            26,900         2,636,200
   Kimberly Clark Corp. ....................            10,700           609,900
   Lilly (Eli) & Co. .......................            21,600         1,547,100
   Merck & Co., Inc. .......................            46,800         3,463,200
   PepsiCo, Inc. ...........................            98,500         3,810,719
   Pfizer, Inc. ............................            25,800         2,831,550
   Pharmacia & Upjohn, Inc. ................            28,300         1,607,794
   Proctor & Gamble Co. ....................            25,500         2,275,874
   Sara Lee Corp. ..........................            63,000         1,429,312
                                                                     -----------
                                                                      37,176,449
                                                                     -----------
ENERGY (3.5%)
   Atlantic Richfield Co. ..................            12,200         1,019,463
   Chevron Corp. ...........................            11,100         1,056,581
   Exxon Corp. .............................            45,600         3,516,900
   Halliburton Co. .........................            14,600           660,650
   Mobil Corp. .............................            14,800         1,465,200
   Texaco, Inc. ............................            15,900           993,750
----------
* Non-income producing security.


                                                        Shares          Value
                                                        ------       -----------
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
   Royal Dutch Petroleum Co.--
     N.Y. Shs .............................            40,700        $ 2,452,175
   Schlumberger, Ltd. .....................            17,100          1,089,055
                                                                     -----------
                                                                      12,253,774
                                                                     -----------
FINANCIAL (9.6%)
   Aetna, Inc. ............................            37,200          3,327,075
   American Express Co. ...................            16,600          2,160,075
   American Int'l. Group, Inc. ............            20,400          2,388,075
   Bank of America Corp. ..................            33,300          2,441,306
   Bank One Corp. .........................            54,100          3,222,331
   Chase Manhattan Corp. ..................            23,200          2,009,700
   CIGNA Corp. ............................            42,100          3,746,900
   Citigroup, Inc. ........................            63,150          2,999,625
   Comerica, Inc. .........................            10,000            594,375
   Conseco, Inc. ..........................            19,700            599,619
   Countrywide Credit Industries ..........            15,300            654,075
   Firstar Corporation ....................           129,100          3,614,800
   Freddie Mac ............................             9,200            533,600
   Household International, Inc. ..........            11,000            521,125
   KeyCorp ................................            58,400          1,876,100
   Lehman Brothers Holdings, Inc. .........            10,000            622,500
   Morgan Stanley Dean Witter .............            10,700          1,096,750
   National City Corp. ....................            15,400          1,008,700
                                                                     -----------
                                                                      33,416,731
                                                                     -----------
INDUSTRIAL (1.2%)
   Owens-Illinois Inc.* ...................            70,000          2,288,125
   Tyco International Ltd. ................            19,100          1,809,725
                                                                     -----------
                                                                       4,097,850
                                                                     -----------
TECHNOLOGY (16.0%).........................
   AlliedSignal, Inc. .....................            10,100            636,300
   Apple Computer, Inc.* ..................            55,700          2,579,606
   AT&T Corp. .............................            50,350          2,810,159
   Cisco Systems, Inc.* ...................            60,800          3,921,600
   Comcast Corp. Cl A .....................            95,400          3,666,938
   Dell Computer Corp.* ...................            46,600          1,724,200
   General Dynamics Corp. .................            31,500          2,157,750
   Intel Corp. ............................            62,400          3,712,800
   Intl. Business Machines Corp. ..........            36,600          4,730,550
   Lucent Technologies, Inc. ..............            49,400          3,331,413
   Microsoft Corp.* .......................            94,300          8,504,681
   Motorola, Inc. .........................            47,000          4,453,250
   Nortel Networks Corp ...................            54,500          4,731,281
   Texas Instruments, Inc. ................            13,600          1,972,000
   Unisys Corp.* ..........................           150,000          5,840,625
   United Technologies Corp. ..............             9,200            659,525
                                                                     -----------
                                                                      55,432,678
                                                                     -----------


   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                         Shares         Value
                                                         ------      -----------
COMMON STOCKS (CONTINUED):
UTILITIES (6.3%)
   Bell Atlantic Corp. .......................           66,400      $ 4,340,900
   CINergy Corp. .............................           18,700          598,400
   Duke Energy Corp. .........................            9,500          516,563
   Edison International ......................           22,900          612,575
   FirstEnergy Corp. .........................           18,700          579,700
   FPL Group, Inc. ...........................            9,800          535,325
   GTE Corp. .................................           58,500        4,431,375
   MCI WorldCom, Inc.* .......................           35,100        3,027,375
   Nextel Communications, Inc.* ..............           45,500        2,283,531
----------
* Non-income producing security.

                                                        Shares          Value
                                                        ------       -----------
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
   Peco Energy Co. .........................            11,400       $   477,375
   PG & E Corp. ............................            16,900           549,250
   Public Svc. Enterprise Group ............            13,700           559,988
   SBC Communications, Inc. ................            38,400         2,227,200
   Southern Co. ............................            22,500           596,250
   Texas Utilities Co. .....................            12,500           515,625
                                                                     -----------
                                                                      21,851,432
                                                                     -----------
   TOTAL COMMON STOCKS
     (Cost: $168,710,951) 60.0% ............                         207,824,652
                                                                     -----------


   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1990 (Unaudited)

                                                                                                Face
                                                                            Rate  Maturity      Amount           Value
                                                                            ----  --------   ------------     -----------
LONG-TERM DEBT SECURITIES:
AGENCIES/OTHER GOVERNMENTS (13.8%)
   Connecticut Housing Fin. Auth. ........................................  7.63% 05/15/21   $  1,000,000     $ 1,002,441
   FHLB ..................................................................  0.00  07/07/17     25,000,000       5,929,750
   FHLB ..................................................................  0.00  07/14/17     25,000,000       5,906,250
   FHLMC .................................................................  8.00  07/15/06        217,368         223,413
   FHLMC .................................................................  0.00  05/22/28     20,000,000       2,337,400
   FHLMC .................................................................  7.00  04/15/17        125,190         125,111
   FHLMC .................................................................  6.00  07/15/18        142,278         142,055
   FNMA ..................................................................  7.00  11/25/05      1,174,657       1,181,259
   FNMA ..................................................................  0.00  07/13/17    100,000,000      23,875,000
   FNMA ..................................................................  6.80  06/25/05        244,258         243,647
   FNMA ..................................................................  6.65  01/25/17        176,703         176,592
   FNMA ..................................................................  6.50  07/25/20        500,000         500,780
   New York City .........................................................  9.50  06/01/09      2,000,000       2,170,670
   New York City ......................................................... 10.00  08/01/05        500,000         554,544
   Republic of Iceland ...................................................  6.13  02/01/04      2,500,000       2,450,725
   Suffolk County, New York ..............................................  5.88  11/01/05        750,000         738,079
   Suffolk County, New York ..............................................  5.80  11/01/04        250,000         246,826
                                                                                                              -----------
                                                                                                               47,804,542
                                                                                                              -----------
BASIC MATERIALS (2.6%)
   Georgia-Pacific(Timber Group) .........................................  8.63  04/30/25      2,000,000       2,044,820
   Inco Ltd. .............................................................  9.60  06/15/22      2,500,000       2,428,500
   Millennium America Inc. ...............................................  7.63  11/15/26      2,500,000       2,132,800
   Praxair, Inc. .........................................................  6.90  11/01/06      2,500,000       2,457,850
                                                                                                              -----------
                                                                                                                9,063,970
                                                                                                              -----------
CONSUMER, CYCLICAL (4.7%)
   Centex Corp. ..........................................................  7.38  06/01/05      2,000,000       1,898,760
   Fruit of the Loom, Inc. ...............................................  7.38  11/15/23        500,000         402,015
   Fruit of the Loom, Inc. ...............................................  7.00  03/15/11      1,000,000         859,840
   Gannett Co., Inc. .....................................................  5.85  05/01/00      1,000,000       1,004,540
   Neiman-Marcus Group Inc. ..............................................  7.13  06/01/28      2,500,000       2,232,825
   Polaroid Corp. ........................................................  7.25  01/15/07      1,000,000         874,030
   Pulte Corp. ...........................................................  7.63  10/15/17      2,500,000       2,302,900
   Shopko Stores, Inc. ...................................................  9.00  11/15/04      1,000,000       1,070,850
   Tommy Hilfiger USA, Inc. ..............................................  6.50  06/01/03      2,850,000       2,780,033
   Valassis Communication, Inc. ..........................................  9.55  12/01/03      2,000,000       2,188,780
   Venator Group, Inc. ...................................................  7.00  10/15/02      1,000,000         860,000
                                                                                                              -----------
                                                                                                               16,474,573
                                                                                                              -----------
CONSUMER, NON-CYCLICAL (3.0%)
   Bausch & Lomb, Inc. ...................................................  6.75  12/15/04      2,500,000       2,427,125
   Bausch & Lomb, Inc. ...................................................  6.38  08/01/03      2,500,000       2,468,275
   Ralston Purina Co. ....................................................  8.63  02/15/22      2,500,000       2,755,925
   Rhone-Poulenc S.A. ....................................................  7.75  01/15/02      1,000,000       1,013,950
   Supervalu, Inc. .......................................................  8.88  11/15/22      1,500,000       1,613,160
                                                                                                              -----------
                                                                                                               10,278,435
                                                                                                              -----------


   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1990 (Unaudited)

                                                                                                Face
                                                                            Rate  Maturity      Amount           Value
                                                                            ----  --------    -----------     -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
ENERGY (2.8%)
   Lyondell/Arco Petrochemical .........................................   10.25% 11/01/10    $ 2,500,000     $ 2,570,176
   Southern Union Co. ..................................................    7.60  02/01/24      5,000,000       4,501,950
   Tosco Corp. .........................................................    8.25  05/15/03      2,500,000       2,617,650
                                                                                                             ------------
                                                                                                                9,689,776
                                                                                                             ------------
FINANCIAL (5.4%)
   Berkley (W.R.) Corp. ................................................    8.70  01/01/22      1,500,000       1,531,092
   Chase Manhattan Corp.                                                    6.88  12/12/12      2,500,000       2,515,800
   Executive Risk, Inc. ................................................    7.13  12/15/07      1,000,000         998,540
   Fairfax Financial Holdings,Ltd ......................................    8.25  10/01/15        500,000         500,014
   First American Financial ............................................    7.55  04/01/28      2,250,000       2,059,290
   Harleysville Group Inc. .............................................    6.75  11/15/03      1,000,000         984,010
   Lehman Brothers Holdings, Inc. ......................................    0.00  07/28/28      3,250,000         324,448
   Morgan (J.P.) & Co., Inc. ...........................................    0.00  04/15/27     10,000,000       1,108,000
   Nationwide Health Properties ........................................    7.90  11/20/06      5,000,000       4,688,250
   Progressive Corp. of Ohio ...........................................   10.00  12/15/00        500,000         526,240
   Prudential Home Mtg Secs Co. ........................................    6.75  08/25/08        300,243         299,961
   SunAmerica, Inc. ....................................................    9.95  02/01/12      2,000,000       2,497,020
   Vesta Insurance Group, Inc. .........................................    8.75  07/15/25      1,000,000         681,050
                                                                                                             ------------
                                                                                                               18,713,715
                                                                                                             ------------
INDUSTRIAL (2.1%)
   Clark Equipment Co. .................................................    8.35  05/15/23      1,500,000       1,612,680
   Geon Co. ............................................................    7.50  12/15/15      1,000,000         959,830
   Owens Corning .......................................................    7.00  03/15/09      1,500,000       1,413,810
   Thermo Electron Corp. ...............................................    4.25  01/01/03      2,500,000       2,206,250
   Williams Cos., Inc. .................................................    6.50  11/15/02      1,000,000         997,240
                                                                                                             ------------
                                                                                                                7,189,810
                                                                                                             ------------
UTILITIES (1.8%)
   Central Telephone Co. ...............................................    9.28  11/27/00      1,000,000       1,040,530
   New Orleans Public Service ..........................................    8.00  03/01/06      1,000,000       1,019,380
   Pacific Gas & Electric Co. ..........................................    8.75  01/01/01      1,000,000       1,035,330
   UtiliCorp United, Inc. ..............................................    8.00  03/01/23      3,000,000       3,150,660
                                                                                                             ------------
                                                                                                                6,245,900
                                                                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $128,559,752) 36.2% ................................................   125,460,721
                                                                                                             ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER: (3.8%)
   American Express Credit Corp. .......................................    4.92  07/06/99      5,567,000       5,563,189
   Duke Power Company ..................................................    5.65  07/01/99      4,161,000       4,161,000
   Ford Motor Credit Co. ...............................................    5.25  07/07/99      3,340,000       3,337,077
                                                                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,061,266) (3.8%) ...............................................    13,061,266
                                                                                                             ------------
TOTAL INVESTMENTS (Cost: $310,331,969) 100.0% .............................................................  $346,346,639
                                                                                                             ============

----------
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation
               FNMA = Federal National Mortgage Association


   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 1999 (Unaudited)
                                                        Shares         Value
                                                       -------       -----------
COMMON STOCKS:
BASIC MATERIALS (1.4%)
   TETRA Tech, Inc.* .......................           175,500       $ 2,895,750
                                                                     -----------
CONSUMER, CYCLICAL (22.8%)
   Adelphia Communications Cl A* ...........            30,000         1,908,750
   Ames Dept. Stores, Inc.* ................           112,000         5,110,000
   AT&T Corp - Liberty Media `A'* ..........           100,000         3,675,000
   Atlantic Coast Airlines Hldgs.* .........            87,000         1,653,000
   BJ's Wholesale Club, Inc.* ..............            85,000         2,555,313
   Chancellor Media Corp Cl A* .............            40,000         2,205,000
   Circuit City Group, Inc. ................            25,000         2,325,000
   Consolidated Graphics, Inc.* ............           100,000         5,000,000
   Family Dollar Stores Inc. ...............           118,000         2,832,000
   Jones Intercable Inc.* ..................            50,000         2,450,000
   Price Communications Corp.* .............           153,700         2,305,500
   Skywest, Inc. ...........................            73,000         1,820,438
   The Bombay Company Inc.* ................           275,000         2,114,063
   The Cheesecake Factory, Inc.* ...........            69,900         2,131,950
   Tiffany & Co. ...........................            43,000         4,149,500
   Viacom, Inc. Cl B* ......................            50,000         2,200,000
   Wet Seal, Inc. Cl A* ....................            88,000         2,519,000
                                                                     -----------
                                                                      46,954,514
                                                                     -----------
CONSUMER, NON-CYCLICAL (3.3%)
   Anesta Corp.* ...........................           100,000         2,043,750
   Medquist, Inc.* .........................            56,000         2,450,000
   US Foodservice* .........................            55,000         2,344,376
                                                                     -----------
                                                                       6,838,126
                                                                     -----------
ENERGY (7.4%)
   Barrett Resources Corp.* ................            76,000         2,916,500
   Basin Exploration* ......................           100,000         2,006,250
   Devon Energy Corp. ......................            58,200         2,080,650
   Nabors Industries, Inc.* ................            65,000         1,588,438
   NewField Exploration Company* ...........            81,000         2,303,438
   Quanta Services Inc.* ...................           100,000         4,400,000
                                                                     -----------
                                                                      15,295,276
                                                                     -----------
FINANCIAL (14.5%)
   Arden Realty Group ......................            75,000         1,846,875
   Boston Properties .......................            55,000         1,973,125
   Compass Bancshares Inc. .................            63,000         1,716,750
   Cullen/Frost Bankers, Inc. ..............           110,000         3,031,875
   Equity Res. Pptys Tr. Co. ...............            45,400         2,045,837
   First Midwest Bancorp ...................            15,500           616,125
   GreenPoint Financial Corp. ..............            60,000         1,968,750
   Heller Financial, Inc. ..................            49,000         1,362,812
   Kimco Realty Corp. ......................            45,000         1,760,625
   Mack-Cali Realty Corp. ..................            58,000         1,794,375
   Mutual Risk Management Ltd. .............            60,000         2,002,500
   Paychex, Inc. ...........................            67,500         2,151,562
   Public Storage, Inc. ....................            70,000         1,960,000
   SL Green Realty Corp. ...................           102,200         2,088,712

----------
* Non-income producing security.


                                                         Shares         Value
                                                         ------      -----------
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
   Spieker Pptys., Inc. ......................           50,000      $ 1,943,750
   Vornado Rlty. Trust .......................           50,000        1,765,625
                                                                     -----------
                                                                      30,029,298
                                                                     -----------
INDUSTRIAL (17.0%)
   CNF Transportation, Inc. ..................           40,900        1,569,538
   Concord EFS, Inc.* ........................           65,000        2,750,312
   CSG Systems Intl., Inc.* ..................           90,000        2,356,875
   ETEC Systems Inc.* ........................           48,500        1,612,625
   Fiserv, Inc.* .............................           55,000        1,722,187
   Forward Air Corporation* ..................          104,400        2,936,250
   HEICO Corp.* ..............................           90,000        2,226,250
   Hooper Holmes, Inc. .......................          110,000        2,241,250
   Metzler Group, Inc.* ......................          103,000        2,845,375
   PRI Automation, Inc.* .....................           77,000        2,791,250
   Profit Recovery Group Intl.* ..............           55,000        2,602,187
   Spartech Corp.* ...........................           20,000          632,500
   US Liquids Inc.* ..........................          100,000        2,087,500
   Vallen Corp.* .............................          122,000        1,952,000
   Waste Connections Inc.* ...................          109,900        3,351,950
   Weatherford International Inc.* ...........           37,000        1,355,125
                                                                     -----------
                                                                      35,033,174
                                                                     -----------
TECHNOLOGY (24.5%)
   Altera Corp.* .............................           73,000        2,687,312
   Applied Micro Circuits, Corp.* ............           47,500        3,906,875
   BMC Software, Inc.* .......................           54,000        2,916,000
   CDW Computers Centers, Inc.* ..............           54,000        2,376,000
   Legato Systems, Inc.* .....................           60,000        3,465,000
   Linear Technology Corp. ...................           49,000        3,295,250
   Maxim Integrated Products, Inc.* ..........           43,000        2,859,500
   Millipore Corp. ...........................           80,000        3,245,000
   National Instruments Corp.* ...............          100,000        4,037,500
   Networks Associates, Inc.* ................          127,000        1,865,313
   Novellus Systems, Inc.* ...................           44,000        3,003,000
   Peregrine Systems, Inc.* ..................          100,000        2,568,750
   Photronics, Inc.* .........................           70,000        1,715,000
   Teradyne, Inc.* ...........................           44,000        3,157,000
   Unisys Corp.* .............................          159,000        6,191,062
   Xilinx, Inc.* .............................           58,000        3,320,500
                                                                     -----------
                                                                      50,609,062
                                                                     -----------
Utilities (3.2%)
   Montana Pwr. Co. ..........................           30,000        2,115,000
   Voicestream Wireless Corp.* ...............           70,000        1,990,625
   Western Wireless Corp.* ...................           90,000        2,430,000
                                                                     -----------
                                                                       6,535,625
                                                                     -----------
   TOTAL COMMON STOCKS
     (Cost: $161,095,643) 94.1% ..............                       194,190,825
                                                                     -----------


   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 1999 (Unaudited)

                                                                                                 Face
                                                                            Rate  Maturity       Amount          Value
                                                                            ----  --------     ----------    ------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (5.9%)
   Duke Power Company ....................................................  5.65% 07/01/99     $4,300,000    $  4,300,000
   Koch Industries .......................................................  5.70  07/01/99      4,700,000       4,700,000
   Warner Lambert ........................................................  5.65  07/01/99      3,138,000       3,138,000
                                                                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $12,138,000) 5.9% ................................................     12,138,000
                                                                                                             ------------
TOTAL INVESTMENTS (Cost: $173,233,643) 100.0% .............................................................  $206,328,825
                                                                                                             ============


   The accompanying notes are an integral part of these financial statements.

                                         MUTUAL OF AMERICA INVESTMENT CORPORATION
                                            STATEMENT OF ASSETS AND LIABILITIES
                                                 June 30, 1999 (Unaudited)

                                                                                              Mid-Cap
                                             Money Market    All America    Equity Index    Equity Index         Bond
                                                  Fund           Fund            Fund            Fund            Fund
                                             ------------    ------------   -------------    ------------    ------------
ASSETS:
Investments at market value
   (Cost:
   Money  Market Fund --  $69,489,800
   All America Fund --  $420,893,401
   Equity Index Fund -- $362,316,678
   Mid-Cap Equity Index Fund -- $12,260,469
   Bond Fund -- $454,646,929)
   (Notes 1 and 3) .......................... $69,488,558    $797,478,892    $532,222,008     $12,631,201    $443,994,709
Cash ........................................         528       2,499,703         248,827           8,087          11,302
Interest and dividends receivable ...........      91,887         698,619         440,642           5,558       4,779,289
Receivable for securities sold ..............          --       4,274,564         401,460          50,644          61,776
                                              -----------    ------------    ------------     -----------    ------------
TOTAL ASSETS ................................  69,580,973     804,951,778     533,312,937      12,695,490     448,847,076
Payable for securities purchased ............          --       3,617,952              --              --           7,187
                                              -----------    ------------    ------------     -----------    ------------
NET ASSETS .................................. $69,580,973    $801,333,826    $533,312,937     $12,695,490    $448,839,889
                                              ===========    ============    ============     ===========    ============
NUMBER OF SHARES
   OUTSTANDING (Note 4) .....................  57,400,247     246,411,125     193,845,303      12,196,808     320,667,492
                                              ===========    ============    ============     ===========    ============
NET ASSET VALUES, offering and
redemption price per share .................. $      1.21    $       3.25    $       2.75     $      1.04    $       1.40
                                              ===========    ============    ============     ===========    ============


                                                              Short-Term       Mid-Term        Composite    Aggressive Equity
                                                               Bond Fund       Bond Fund         Fund             Fund
                                                             ------------    ------------   -------------   -----------------
ASSETS:
Investments at market value

   (Cost:
   Short-Term Bond Fund -- $20,823,413
   Mid-Term Bond Fund -- $13,325,411
   Composite Fund -- $310,331,969
   Aggressive Equity Fund -- $173,233,643)
   (Notes 1 and 3) ........................................   $20,712,760     $13,077,470    $346,346,639     $206,328,825
Cash ......................................................         5,422           5,491          14,438           18,322
Interest and dividends receivable .........................       166,910         186,507       1,697,406          196,099
Receivable for securities sold ............................        72,910              --         117,604          812,574
                                                              -----------     -----------    ------------     ------------
TOTAL ASSETS ..............................................    20,958,002      13,269,468     348,176,087      207,355,820
Payable for securities purchased ..........................       398,111              --              --               --
                                                              -----------     -----------    ------------     ------------
NET ASSETS ................................................   $20,559,891     $13,269,468    $348,176,087     $207,355,820
                                                              ===========     ===========    ============     ============
NUMBER OF SHARES OUTSTANDING (Note 4) .....................    19,571,492      14,545,183     185,389,019      128,628,404
                                                              ===========     ===========    ============     ============
NET ASSET VALUES, offering and redemption price
   per share ..............................................   $      1.05     $      0.91    $       1.88     $       1.61
                                                              ===========     ===========    ============     ============

                                         MUTUAL OF AMERICA INVESTMENT CORPORATION
                                                  STATEMENT OF OPERATIONS

                                                                                                    For the Period
                                                                                                      May 3, 1999
                                                                                                   (Commencement of
                                                                                             Operations) to June 30, 1999
                                          For the Six Months Ended June 30, 1999 (Unaudited)            (Unaudited)
                                          --------------------------------------------------    ----------------------------
                                                                                                        Mid-Cap
                                             Money Market      All America     Equity Index          Equity Index
                                                 Fund             Fund             Fund                  Fund
                                            -------------     ------------    -------------          ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ...............................  $        --     $  4,412,282      $  3,018,875           $   18,708
   Interest ................................    1,719,515          372,335           568,452               16,154
                                              -----------     ------------      ------------           ----------
Total income ...............................    1,719,515        4,784,617         3,587,327               34,862
                                              -----------     ------------      ------------           ----------
Expenses:
  Investment advisory fees (Note 2) ........       86,899        1,888,363           293,485                2,394
                                              -----------     ------------      ------------           ----------
NET INVESTMENT INCOME ......................    1,632,616        2,896,254         3,293,842               32,468
                                              -----------     ------------      ------------           ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1 ):
Net realized gain (loss) on investments:
   Net proceeds from sales and
     maturities ............................  450,844,472      983,282,762       920,526,589           31,310,265
   Cost of securities sold or matured ......  450,845,370      943,444,327       915,815,627           31,243,669
                                              -----------     ------------      ------------           ----------
Net realized gain (loss) ...................         (898)      39,838,435         4,710,962               66,596
Net unrealized appreciation
   (depreciation) of investments ...........       (1,242)      46,809,567        46,922,690              370,732
                                              -----------     ------------      ------------           ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...................       (2,140)      86,648,002        51,633,652              437,328
                                              -----------     ------------      ------------           ----------
NET INCREASE(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............  $ 1,630,476     $ 89,544,256      $ 54,927,494           $  469,796
                                              ===========     ============      ============           ==========


                                                            For the Six Months Ended June 30, 1999 (Unaudited)
                                             ---------------------------------------------------------------------------------

                                                 Bond         Short-Term       Mid-Term         Composite    Aggressive Equity
                                                 Fund          Bond Fund       Bond Fund          Fund             Fund
                                             ------------     -----------     -----------     ------------   -----------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ............................... $         --     $        --     $        --     $  1,205,444     $    576,438
   Interest ................................   16,954,149         626,317         441,723        5,194,319           79,745
                                             ------------     -----------     -----------     ------------     ------------
Total income ...............................   16,954,149         626,317         441,723        6,399,763          656,183
                                             ------------     -----------     -----------     ------------     ------------
Expenses:
   Investment advisory fees (Note 2) .......    1,129,899          52,708          35,681          843,996          808,693
                                             ------------     -----------     -----------     ------------     ------------

NET INVESTMENT INCOME ......................   15,824,250         573,609         406,042        5,555,767         (152,510)
                                             ------------     -----------     -----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments:
   Net proceeds from sales and
     maturities ............................  545,210,521     $68,069,389     $50,818,914      814,311,678      531,787,259
   Cost of securities sold or matured ......  544,426,788      68,063,377      50,816,290      804,835,124      521,316,446
                                             ------------     -----------     -----------     ------------     ------------
Net realized gain (loss) ...................      783,733           6,012           2,624        9,476,554       10,470,813
Net unrealized appreciation (depreciation)
   of  investments .........................  (24,609,147)       (146,453)       (370,991)       3,522,587        1,924,633
                                             ------------     -----------     -----------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ...................  (23,825,414)       (140,441)       (368,367)      12,999,141       12,395,446
                                             ------------     -----------     -----------     ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............... $ (8,001,164)    $   433,168     $    37,675     $ 18,554,908     $ 12,242,936
                                             ============     ===========     ===========     ============     ============


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                   Money Market Fund              All America Fund          Equity Index Fund
                                              ---------------------------   ------------------------ -------------------------
                                               For the  Six    For the       For the Six     For the     For the Six     For the
                                               Months Ended   Year Ended    Months Ended   Year Ended    Months Ended   Year Ended
                                               June 30, 1999 December 31,   June 30, 1999  December 31, June 30, 1999  December 31,
                                                (Unaudited)      1998        (Unaudited)      1998       (Unaudited)     1998
                                              -------------- ------------   ------------  ------------- -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income ..................... $  1,632,616    $ 3,644,306   $  2,896,254  $  6,005,853 $  3,293,842    $  5,167,556
  Net realized gain (loss) on investments ...         (898)        (1,091)    39,838,435    75,028,110    4,710,962       4,309,294
  Unrealized appreciation (depreciation) of
  investments ...............................       (1,242)            --     46,809,567    51,132,012   46,922,690      72,664,856
                                              ------------    -----------   ------------ ------------  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................    1,630,476      3,643,215     89,544,256   132,165,975   54,927,494      82,141,706
                                              ------------  -------------   ------------ ------------  ------------    ------------
Capital Share Transactions  (Note 4):
  Net proceeds from sale of shares ..........    7,695,022     49,564,634     19,867,280     8,745,724   68,846,989     111,027,460
  Dividends reinvested ......................           --      3,649,927             --    87,022,298           --      31,568,403
  Cost of shares redeemed ...................  (20,514,203)   (39,940,229)   (40,426,825) (108,090,679)  (1,227,897)    (19,365,681)
  Dividend distributions ....................           --     (3,649,927)            --   (87,022,298)          --     (31,568,403)

NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL  SHARE TRANSACTIONS ...............  (12,819,181)     9,624,405    (20,559,545)  (99,344,955)  67,619,092      91,661,779
                                              ------------    -----------   ------------ ------------  ------------    ------------
INCREASE (DECREASE) IN NET ASSETS ...........  (11,188,705)    13,267,620     68,984,711    32,821,020  122,546,586     173,803,485
NET ASSETS, BEGINNING OF PERIOD/YEAR .......   80,769,678     67,502,058    732,349,115   699,528,095  410,766,351     236,962,866
                                              ------------    -----------   ------------ ------------  ------------    ------------
NET ASSETS, END OF PERIOD/ YEAR ............. $ 69,580,973    $80,769,678   $801,333,826  $732,349,115 $533,312,937    $410,766,351
                                              ============    ===========   ============  ============ ============    =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................... $ 67,836,469    $80,655,650   $383,498,881  $404,058,426 $365,384,147    $297,765,055
  Accumulated undistributed net investment
    income (loss) ...........................    1,757,477        124,861      2,527,456      (368,798)   3,319,004          25,162
   Accumulated undistributed net realized
    gain (loss) on investments ..............      (11,731)       (10,833)    38,721,998    (1,116,437)  (5,295,543)    (10,006,505)
  Unrealized appreciation (depreciation) of
    investments .............................       (1,242)          --      376,585,491   329,775,924  169,905,329     122,982,639
                                              ------------    -----------   ------------  ------------ ------------    ------------
NET ASSETS, END OF PERIOD/YEAR .............. $ 69,580,973    $80,769,678   $801,333,826  $732,349,115 $533,312,937    $410,766,351
                                              ============    ===========   ============  ============ ============    =============



                                                      Mid-Cap                                                  Short-Term
                                                 Equity Index Fund                  Bond Fund                  Bond Fund
                                            --------------------------   ----------------------------- ----------------------------
                                            For the Period May 3, 1999
                                                 (Commencement of         For the Six       For the      For the Six     For the
                                                  Operations) to         Months Ended      Year Ended   Months Ended    Year Ended
                                                   June 30, 1999         June 30, 1999    December 31,  June 30, 1999  December 31,
                                                    (Unaudited)           (Unaudited)         1998       (Unaudited)       1998
                                            --------------------------   -------------    ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income ......................... $    32,468             $ 15,824,250    $ 30,222,400  $   573,609    $  1,002,162
  Net realized gain (loss) on investments .......      66,596                  783,733         747,807        6,012          15,002
  Unrealized appreciation (depreciation)
    of investments ..............................     370,732              (24,609,147)        (41,522)    (146,453)        (22,056)
                                                  -----------             ------------    ------------  -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ...............................     469,796               (8,001,164)     30,928,685      433,168         995,108
                                                  -----------             ------------    ------------  -----------    ------------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ..............  15,216,343                2,788,049      52,595,906      621,750       8,314,584
  Dividends reinvested                                     --                       --      31,972,263           --      1,010,825
  Cost of shares redeemed .......................  (2,990,649)             (11,275,988)    (31,900,498)  (2,470,215)     (1,975,185)
  Dividend distributions                                   --                       --     (31,972,263)          --      (1,010,825)
                                                  -----------             ------------    ------------  -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS ....................  12,225,694               (8,487,939)     20,695,408   (1,848,465)      6,339,399
                                                  -----------             ------------    ------------  -----------    ------------
INCREASE (DECREASE) IN NET ASSETS ...............  12,695,490              (16,489,103)     51,624,093   (1,415,297)      7,334,507
NET ASSETS, BEGINNING OF PERIOD/ YEAR                      --              465,328,992     413,704,899   21,975,188      14,640,681

NET ASSETS, END OF PERIOD/ YEAR ................. $12,695,490             $448,839,889    $465,328,992  $20,559,891    $ 21,975,188
                                                  ===========             ============    ============  ===========    ============
COMPONENTS OF NET ASSETS:
  Paid-in capital ............................... $12,225,694             $447,762,444    $456,250,383  $20,084,806    $ 21,933,271
  Accumulated undistributed net
   investment income (loss) .....................      32,468               14,947,576        (876,674)     586,834          13,225
  Accumulated undistributed net
    realized gain (loss)
    on investments ..............................      66,596               (3,217,911)     (4,001,644)      (1,096)         (7,108)
  Unrealized appreciation (depreciation)
    of investments ..............................     370,732              (10,652,220)     13,956,927     (110,653)         35,800
                                                  -----------             ------------    ------------  -----------    ------------
NET ASSETS, END OF PERIOD/YEAR .................. $12,695,490             $448,839,889    $465,328,992  $20,559,891    $ 21,975,188
                                                  ===========             ============    ============  ===========    ============


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                       Mid-Term
                                                       Bond Fund                 Composite Fund        Aggressive Equity Fund
                                              ---------------------------  ------------------------ -------------------------
                                               For the  Six    For the      For the Six     For the     For the Six     For the
                                               Months Ended   Year Ended   Months Ended   Year Ended    Months Ended   Year Ended
                                               June 30, 1999 December 31,  June 30, 1999  December 31, June 30, 1999  December 31,
                                                (Unaudited)      1998       (Unaudited)      1998       (Unaudited)     1998
                                              -------------- ------------  ------------  ------------- -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income ..................... $    406,042  $    790,160   $  5,555,767  $ 11,772,545  $   (152,510)  $    425,336
  Net realized gain (loss) on investments ...        2,624        84,974      9,476,554     3,264,030    10,470,813    (23,621,835)
  Unrealized appreciation (depreciation)
    of investments ..........................     (370,991)      (37,685)     3,522,587    28,079,557     1,924,633      9,581,686
                                              ------------   -----------   ------------  ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .................       37,675       837,449     18,554,908    43,116,132    12,242,936    (13,614,813)
                                              ------------   -----------   ------------  ------------  ------------   ------------
Capital Share Transactions (Note 4):
  Net proceeds from sale of shares ..........      450,387     5,884,740      1,712,707     2,920,925     8,270,513     15,703,714
  Dividends reinvested ......................           --       805,870             --    14,045,609            --      1,800,942
  Cost of shares redeemed ...................   (2,648,898)   (5,938,423)    (8,292,875)  (14,612,177)  (18,570,458)   (84,056,916)
  Dividend distributions ....................           --      (805,870)            --   (14,045,609)           --     (1,800,942)
                                              ------------  ------------   ------------  ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS ................   (2,198,511)     (53,683)     (6,580,168)  (11,691,252)  (10,299,945)   (68,353,202)

INCREASE (DECREASE) IN NET ASSETS ...........   (2,160,836)      783,766     11,974,740    31,424,880     1,942,991    (81,968,015)
NET ASSETS, BEGINNING OF PERIOD/ YEAR .......   15,430,304    14,646,538    336,201,347   304,776,467   205,412,829    287,380,844
                                              ------------   -----------   ------------  ------------  ------------    -----------
NET ASSETS, END OF PERIOD/ YEAR ............. $ 13,269,468  $ 15,430,304   $348,176,087  $336,201,347  $207,355,820   $205,412,829
                                              ============  ============   ============  ============  ============   ============
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................... $ 14,349,358 $ 16,547,869    $300,562,414  $307,142,582  $187,859,505   $198,159,450
  Accumulated undistributed net investment
    income (loss) ...........................      351,923      (54,119)      6,316,916       761,149     (162,962)        (10,452)
   Accumulated undistributed net realized
     gain (loss) on investments .............   (1,183,872)  (1,186,496)      5,282,087    (4,194,467) (13,435,905)    (23,906,718)
   Unrealized appreciation (depreciation)
     of investments .........................     (247,941)     123,050      36,014,670    32,492,083   33,095,182      31,170,549
                                              ------------  -----------    ------------  ------------  -----------    ------------
NET ASSETS, END OF PERIOD/YEAR .............. $ 13,269,468  $15,430,304    $348,176,087  $336,201,347 $207,355,820    $205,412,829
                                              ============  ============   ============  ============  ============   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a fund share outstanding throughout the six months ended June 30, 1999 and each of the five years ended December 31, 1998, (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to the funds are presented below.

                                                                                 Money Market Fund
                                                                ----------------------------------------------------

                                                                Six Months Ended      Years Ended December 31,
                                                                  June 30, 1999    ---------------------------------
                                                                   (Unaudited)     1998   1997   1996   1995   1994
                                                                ----------------   ----   ----   ----   ----   ----
Net Asset Value, Beginning of Period/Year .................         $1.18         $1.18   $1.19  $1.18  $1.19  $1.17
                                                                    -----         -----   -----  -----  -----  -----
Income From Investment  Operations:
  Net Investment Income ...................................          0.03           0.06   0.07   0.06   0.07   0.03

Net Gains or (Losses) on Securities realized and unrealized            --             --     --     --     --   0.02
                                                                    -----         ------  -----  -----  -----  -----

Total From Investment Operations ..........................          0.03           0.06   0.07   0.06   0.07   0.05
                                                                    -----         ------  -----  -----  -----  -----

From Net Investment Income ................................            --          (0.06) (0.08) (0.05) (0.08) (0.03)
                                                                    -----         ------  -----  -----  -----  -----

Total Distributions .......................................            --          (0.06) (0.08) (0.05) (0.08) (0.03)
                                                                    -----         ------  -----  -----  -----  -----

Net Asset Value, End of Period/Year .......................         $1.21         $1.18   $1.18  $1.19  $1.18  $1.19
                                                                    =====         ======  =====  =====  =====  =====

Total Return (%) ..........................................           2.3            5.4    5.5    5.3    5.8    4.1

Net Assets, End of Period/Year ($ millions) ...............            70             81     68     78     73     81

Ratio of Expenses to Average Net Assets (%) ...............           .25(a)        0.25   0.25   0.25   0.25   0.25

Ratio of Net Investment Income to Average Net Assets (%) ..          4.69(a)        5.26   5.32   5.21   5.66   4.15

Portfolio Turnover Rate(b) ................................           N/A            N/A    N/A    N/A    N/A    N/A

----------
(a) Annualized.
(b) Portfolio  turnover  rate  excludes  all  short-term  securities.
N/A=Not Applicable

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)
                                                                                     All America Fund (d)
                                                                -----------------------------------------------------

                                                                Six Months Ended      Years Ended December 31,
                                                                  June 30, 1999   -----------------------------------
                                                                   (Unaudited)     1998   1997   1996   1995  1994(b)
                                                                ----------------   ----   ----   ----   ----   ----
Net Asset Value, Beginning of Period/Year. .......................   $2.90        $2.71  $2.44  $2.13  $1.61  $1.80
                                                                     -----        -----  -----  -----  -----  -----

Income From Investment Operations:
  Net Investment Income ..........................................    0.01         0.03   0.03   0.03   0.03   0.04

  Net Gains or (Losses) on Securities realized and unrealized ....    0.34         0.54   0.62   0.41   0.56  (0.01)
                                                                     -----        -----  -----  -----  -----  -----

Total From Investment Operations .................................    0.35         0.57   0.65   0.44   0.59   0.03
                                                                     -----         ----   ----  -----  -----  -----

Less Dividend Distributions:
  From Net Investment Income .....................................      --        (0.03) (0.03) (0.03) (0.03) (0.04)

  From Capital Gains .............................................      --        (0.35) (0.35) (0.10) (0.04) (0.18)
                                                                     -----        -----   ----  -----  -----   ----

Total Distributions ..............................................      --        (0.38) (0.38) (0.13) (0.07) (0.22)
                                                                     -----        -----   ----  -----  -----   ----

Net Asset Value, End of Period/Year ..............................   $3.25        $2.90  $2.71  $2.44  $2.13  $1.61
                                                                     =====        =====  =====  =====  =====  =====

Total Return (%) .................................................    12.3         21.3   26.8   20.7   36.6    1.3

Net Assets, End of Period/Year ($ millions) ......................     801          732    700    637    533    375

Ratio of Expenses to Average Net Assets (%) ......................    0.50(a)      0.50   0.50   0.50   0.50   0.50

Ratio of Net Investment Income to Average Net Assets .............    0.77(a)      0.84   0.98   1.26   1.57   2.11

Portfolio Turnover Rate (%)(c) ...................................   12.05        40.47  28.64  28.35  33.63 129.80

----------
(a) Annualized.
(b) Reflects the combined  data of this Fund and that of its  predecessor.
(c) Portfolio turnover rate excludes all short-term securities.
(d) Prior to May 2, 1994, this Fund was known as the Stock Fund and had a different investment objective.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)

                                                                      Equity Index Fund                       Mid-Cap
                                                                      -----------------                  Equity Index Fund
                                                                                                         -----------------
                                                                                                          For the Period
                                                                                                            May 3, 1999
                                                                                                           (Commencement
                                                        Six Months                                        of Operations)
                                                          Ended          Years Ended December 31,         to June 30, 1999
                                                       June 30, 1999  -----------------------------------------------------
                                                       (Unaudited)     1998   1997    1996   1995   1994      (Unaudited)
                                                       -------------  ----------------------------------       ---------
Net Asset Value, Beginning of Period/Year ...........    $2.45        $2.08  $1.59   $1.35  $1.02  $1.04         $1.00
                                                         -----        -----  -----   -----  -----  -----         -----

Income From Investment Operations:
  Net Investment Income .............................     0.02         0.03   0.03    0.03   0.02   0.03          0.00

Net Gains or (Losses) on Securities realized
  and unrealized ....................................     0.28         0.55   0.50    0.27   0.36  (0.01)         0.04
                                                         -----        -----  -----   -----  -----  -----         -----

Total From Investment Operations ....................     0.30         0.58   0.53    0.30   0.38   0.02          0.04
                                                         -----        -----  -----   -----  -----  -----         -----

Less Dividend Distributions:
  From Net Investment Income ........................       --        (0.03) (0.03)  (0.03) (0.03 )(0.03)           --

From Capital Gains ..................................       --        (0.17) (0.01)  (0.03) (0.02) (0.01)           --
                                                         -----        -----  -----   -----  -----  -----         -----

Total Distributions .................................       --        (0.20) (0.04)  (0.06) (0.05) (0.04)           --
                                                         -----        -----  -----   -----  -----  -----         -----
Net Asset Value, End of Period/Year .................    $2.75        $2.45  $2.08   $1.59  $1.35  $1.02         $1.04
                                                         =====        =====  =====   =====  =====  =====         =====

Total Return (%) ....................................     12.2         28.6   33.1    22.7   36.6    1.5           4.1

Net Assets, End of Period/Year ($ millions) .........      533          411    237     102     43     26            13

Ratio of Expenses to Average Net Assets (%) .........     0.13(a)      0.13   0.13    0.13   0.13   0.13          0.13(a)

Ratio of Net Investment Income to Average
  Net Assets (%) ....................................     1.41(a)      1.57   1.86    2.19   2.50   2.67          1.12(a)

Portfolio Turnover Rate (%)(b) ......................     4.20        11.68  14.17    5.85  13.99   6.59          9.29

----------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)
                                                                                             Bond Fund
                                                                -----------------------------------------------------

                                                                Six Months Ended      Years Ended December 31,
                                                                  June 30, 1999   -----------------------------------
                                                                   (Unaudited)     1998   1997   1996   1995  1994(b)
                                                                ----------------   ----   ----   ----   ----   ----
Net Asset Value, Beginning of Period/Year ....................        $1.42       $1.43   $1.38  $1.43  $1.27  $1.41
                                                                      -----       -----   -----  -----  -----  -----

Income From Investment Operations:
  Net Investment Income ......................................         0.05        0.10    0.09   0.09   0.09   0.09

Net Gains or (Losses) on Securities realized and unrealized ..        (0.07)         --    0.06  (0.04)  0.16  (0.14)
                                                                      -----       -----   -----  -----  -----  -----

Total From Investment Operations .............................        (0.02)       0.10    0.15   0.05   0.25  (0.05)
                                                                      -----       -----   -----  -----  -----  -----

Less Dividend Distributions:
  From Net Investment Income .................................           --       (0.10)  (0.09) (0.09) (0.09) (0.09)

From Capital Gains ...........................................           --       (0.01)  (0.01) (0.01)    --     --
                                                                      -----       -----   -----  -----  -----  -----

Total Distributions ..........................................           --       (0.11)  (0.10) (0.10) (0.09) (0.09)
                                                                      -----       -----   -----  -----  -----  -----

Net Asset Value, End of Period/Year ..........................        $1.40       $1.42   $1.43  $1.38  $1.43  $1.27
                                                                      =====       =====   =====  =====  =====  =====

Total Return (%) .............................................         (1.7)        7.2    10.4    3.5   19.4   (3.2)

Net Assets, End of Period/Year ($ millions) ..................          449         465     414    329    311    249

Ratio of Expenses to Average Net Assets (%) ..................         0.50(a)     0.50    0.50   0.50   0.50   0.50

Ratio of Net Investment Income to Average Net Assets (%) .....         7.00(a)     6.73    6.69   6.70   6.64   6.32

Portfolio Turnover Rate (%)(b) ...............................         6.41       21.60   57.71  30.14  41.93  51.14

----------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)
                                                 Short-Term Bond Fund                         Mid-Term Bond Fund
                                     ------------------------------------------  ---------------------------------------------
                                      Six Months                                  Six Months
                                         Ended        Years Ended December 31,       Ended         Years Ended December 31,
                                     June 30, 1999 ----------------------------  June 30, 1999
                                      (Unaudited)  1998   1997 1996  1995  1994   (Unaudited)    1998  1997  1996   1995  1994
                                      ----------   ----   ---- ----  ----  ----  -------------   ----  ----  ----   ----  ----
Net Asset Value, Beginning
  of Period/Year ...................... $1.03      $1.02 $1.03 $1.02 $1.00 $1.02    $0.91       $0.90 $0.90  $1.00 $0.91  $0.99
                                        -----      ----- ----- ----- ----- -----    -----       ----- -----  ----- -----  -----

Income From Investment Operations:
  Net Investment Income ...............  0.03       0.05  0.07  0.04  0.06  0.04     0.03        0.05  0.05   0.14  0.06   0.03

Net Gains or (Losses) on
  Securities realized and unrealized .. (0.01)      0.01 (0.01) 0.01  0.02 (0.02)   (0.03)       0.01  0.01  (0.10) 0.09  (0.07)
                                        -----      ----- ----- ----- ----- -----    -----       ----- -----  ----- -----  -----

Total From Investment Operations ......  0.02       0.06  0.06  0.05  0.08  0.02       --        0.06  0.06   0.04  0.15  (0.04)
                                        -----      ----- ----- ----- ----- -----    -----       ----- -----  ----- -----  -----
Less Dividend Distributions:
  From Net Investment Income ..........    --      (0.05)(0.07)(0.04)(0.06)(0.04)      --       (0.05)(0.06) (0.14)(0.06) (0.04)

From Capital Gains ....................    --         --    --    --    --    --       --          --    --     --    --     --
                                        -----      ----- ----- ----- ----- -----    -----       ----- -----  ----- -----  -----

Total Distributions ...................    --      (0.05)(0.07)(0.04)(0.06)(0.04)      --       (0.05)(0.06) (0.14)(0.06) (0.04)
                                        -----      ----- ----- ----- ----- -----    -----       ----- -----  ----- -----  -----

Net Asset Value, End of
  Period/Year ......................... $1.05      $1.03 $1.02 $1.03 $1.02 $1.00    $0.91       $0.91 $0.90  $0.90 $1.00  $0.91
                                        =====      ===== ===== ===== ===== =====    =====       ===== =====  ===== =====  =====

Total Return (%) ......................   2.1        5.7   6.0   4.9   7.7   1.4      0.2         6.4   7.3    3.9  16.3   (3.7)

Net Assets, End of Period/Year
  ($ millions) ........................    21         22    15    16     3     2       13          15    15     13    24     24

Ratio of Expenses to Average
  Net Assets (%) ......................  0.50(a)    0.50  0.50  0.50  0.48  0.50     0.50(a)     0.50  0.50   0.50  0.50   0.50

Ratio of Net Investment Income to
  Average Net Assets (%) ..............  5.44(a)    5.46  5.81  5.42  4.65  3.51     5.69(a)     5.76  5.87   5.80  5.73   4.71

Portfolio Turnover Rate (%)(b) ........ 23.93      91.35 74.95  6.68 16.47  0.00    11.54       23.09 12.89 144.55 73.72   7.52

----------
(a) Annualized.
(b) Portfolio turnover rate excludes all short-term securities.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                    Composite Fund                        Aggressive Equity Fund
                                     --------------------------------------------  -------------------------------------------------
                                      Six Months                                    Six Months
                                         Ended        Years Ended December 31,         Ended           Years Ended December 31,
                                     June 30, 1999 ------------------------------  June 30, 1999   ---------------------------------
                                      (Unaudited)  1998   1997   1996  1995  1994   (Unaudited)    1998  1997   1996    1995 1994(c)
                                      ----------   ----   ----   ----  ----  ----  -------------   ----  ----   ----    ----  ----
Net Asset Value, Beginning of
  Period/Year .......................   $1.78     $1.62  $ 1.77 $1.81 $1.57 $ 1.71   $1.51        $1.61  $1.47 $ 1.35   $1.05 $1.00
                                        -----     -----   ----- ----- ----- ------   -----        -----  ----- ------   ----- -----
Income From Investment Operations:
  Net Investment Income .............    0.03      0.07    0.07  0.07  0.08   0.05      --           --   0.01   0.01    0.01  0.01

Net Gains or (Losses) on Securities
  realized and unrealized ...........    0.07      0.17    0.24  0.14  0.27  (0.10)   0.10         (0.9)  0.31   0.36    0.39  0.05
                                        -----     -----   ----- ----- -----  -----   -----        -----  ----- ------   ----- -----

Total From Investment Operations ....    0.10      0.24    0.31  0.21  0.35  (0.05)   0.10        (0.09)  0.32   0.37    0.40  0.06
                                        -----     -----   ----- ----- -----  -----   -----        -----  ----- ------   ----- ----

Less Dividend Distributions:
  From Net Investment Income ........      --     (0.07)  (0.07)(0.08)(0.08) (0.07)     --           --  (0.01) (0.01)  (0.01)(0.01)

From Capital Gains ..................      --     (0.01)  (0.39)(0.17)(0.03) (0.02)     --        (0.01) (0.17) (0.24)  (0.09)   --
                                        -----     -----   ----- ----- -----  -----   -----        -----  ----- ------   ----- -----

Total Distributions .................      --     (0.08)  (0.46)(0.25)(0.11) (0.09)     --        (0.01) (0.18) (0.25)  (0.10)(0.01)
                                        -----     -----   ----- ----- -----  -----   -----        -----  ----- ------   ----- -----
Net Asset Value, End of
  Period/Year .......................   $1.88     $1.78   $1.62 $1.77 $1.81  $1.57    1.61        $1.51  $1.61 $ 1.47   $1.35 $1.05
                                        =====     =====   ===== ===== =====  =====   =====        =====  =====  =====   ===== =====

Total Return (%) ....................     5.6      14.5    17.7  11.9  21.9   (3.0)    6.9         (5.1)  21.2   27.1    38.2   6.0

Net Assets, End of Period/Year
  ($ millions) ......................     348       336     305   283   276    233     207          205    287    136      59    27

Ratio of Expenses to Average
  Net Assets (%) ....................    0.50(a)   0.50    0.50  0.50  0.50   0.50    0.85(a)      0.85   0.85   0.85    0.85  0.56

Ratio of Net Investment Income
  to Average Net Assets (%) .........    3.30(a)   3.68    3.57  3.63  4.30   3.88   (0.16)(a)     0.18   0.33   0.45    0.65  0.70

Portfolio Turnover Rate (%)(b) ......   37.04     73.85  104.04 69.79 76.84 113.86    73.9       144.05  80.94 103.68  116.52 60.86

----------
(a) Annualized.
(b) Portfolio  turnover rate excludes all short-term  securities.
(c) Commenced operations May 2, 1994.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                   NOTES TO FINANCIAL STATEMENTS--(Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and Mutual of America Life's indirect wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently nine Funds: the Money Market Fund, the All America Fund, the Equity Index Fund, the Mid-Cap Equity Index Fund, the Bond Fund, the Short-Term Bond Fund, the Mid-Term Bond Fund, the Composite Fund, and the Aggressive Equity Fund.

      Investment Company shares are sold only to Mutual of America Life and American Life for allocation to their Separate Accounts as a funding medium for variable annuity and variable life insurance contracts issued by these companies. As of June 30, 1999, Mutual of America Life owned 97% and American Life 3% of the Investment Company's aggregate outstanding shares.

      The following is a summary of the significant accounting policies of the Investment Company:

      Security Valuation -- Investment securities are valued as follows:

           Stocks listed on national security exchanges and certain over-the-counter issues quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the last sale price, or if no sale, at the latest available bid price.

           Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors of the Investment Company.

           Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

           Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The "Underlying Face Amount at Value" representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of the fund's exposure to off-balance sheet risk.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS--(Unaudited) (Continued)

      Security Transactions -- Security transactions are recorded on the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Federal Income Taxes -- The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.
Therefore, no federal income tax provision is required.

2.  EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and, .85% of the value of the net assets of the Aggressive Equity Fund.

      Under Sub-Advisory Agreements, the Adviser has delegated a portion of its investment advisory responsibilities for the All America Fund to subadvisers and pays the subadvisers directly for their investment advisory services. The Adviser (not the fund) is responsible for compensation payable under such Sub-Advisory Agreements.

      The Adviser voluntarily limits the expenses of each fund, other than for brokers' commissions, transfer taxes and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the funds of the Investment Company to the Adviser. The Adviser may discontinue this practice at any time.

      A Sub-Advisor placed a portion of its portfolio transactions with its affiliated broker-dealer. Such commissions amounted to $62,761 or 7.3% of the Investment Company's total commissions.

3.  PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities, options and futures for the six months ended June 30, 1999 was as follows:

                                                                                                 Mid-Cap
                                                               All America    Equity Index    Equity Index        Bond
                                                                  Fund            Fund            Fund            Fund
                                                               -----------    ------------     -----------     -----------
Cost of investment purchases ...............................  $109,777,960   $  83,408,979    $ 10,370,169    $ 28,539,300
                                                              ============   =============    ============    ============
Proceeds from sales of investments .........................  $ 87,086,535   $   5,690,872    $    646,926    $ 28,657,768
                                                              ============   =============    ============    ============

                                                               Short-Term       Mid-Term        Composite      Aggressive
                                                                Bond Fund       Bond Fund         Fund         Equity Fund
                                                                ----------     -----------     -----------     -----------
Cost of investment purchases ...............................   $ 4,862,127   $  2,961,513     $163,528,301    $139,420,131

                                                              ============   =============    ============    ============
Proceeds from sales of investments .........................   $ 4,896,670   $  1,440,374     $121,155,125    $144,677,883
                                                              ============   =============    ============    ============

      The cost of short-term security purchases for the Money Market Fund for the period was $437,941,772. Net proceeds from sales and redemptions for the period was $450,844,472.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS--(Unaudited) (Continued)

      At June 30, 1999 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                                                                 Mid-Cap
                                                   Money       All America    Equity Index    Equity Index        Bond
                                                Market Fund       Fund            Fund            Fund            Fund
                                                -----------   ------------    ------------    ------------      -----------
Aggregate gross unrealized appreciation ......  $       --    $391,616,430    $175,794,781     $   745,952     $  3,064,375
Aggregate gross unrealized depreciation ......       1,242      15,030,939       5,889,452         375,220       13,716,595
                                                ----------    ------------     -----------     -----------   -  -----------
Net unrealized appreciation (depreciation) ...  $   (1,242)   $376,585,491    $169,905,329     $   370,732     $(10,652,220)
                                                ==========    ============     ===========     ===========     ============


                                                 Short-Term      Mid-Term        Composite     Aggressive
                                                 Bond Fund      Bond Fund          Fund        Equity Fund
                                                 ----------    -----------     -----------     -----------
Aggregate gross unrealized appreciation ......  $   16,114    $    24,896     $ 41,965,101    $ 40,849,344
Aggregate gross unrealized depreciation ......     126,767        272,837       5,950,431       7,754,162
                                                 ----------    -----------     -----------    ------------
Net unrealized appreciation (depreciation) ...  $ (110,653)   $  (247,941)    $ 36,014,670    $ 33,095,182
                                                ==========    ===========     ============    ============

4. CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the nine series of funds as follows:

                                                                  Authorized No.
        Name of fund                                                of Shares
        ------------                                              --------------
Money Market Fund ..........................................         100,000,000
All America Fund ...........................................         500,000,000
Equity Index Fund ..........................................         275,000,000
Mid-Cap Equity Index Fund ..................................         150,000,000
Bond Fund ..................................................         425,000,000
Short-Term Bond Fund .......................................          50,000,000
Mid-Term Bond Fund .........................................          75,000,000
Composite Fund .............................................         300,000,000
Aggressive Equity Fund .....................................         500,000,000
                                                                   -------------
    Sub-Total ..............................................       2,375,000,000
Shares to be allocated at the discretion of the
  Board of Directors .......................................         625,000,000
                                                                   -------------
    Total ..................................................       3,000,000,000
                                                                   =============

      Transactions in shares were as follows:

                                                                                                 For the Period
                                                                                                   May 3, 1999
                                                                                                  (Commencement
                                                                                                of Operations) to
                                                 For the Six Months Ended June 30, 1999           June 30, 1999
                                              ----------------------------------------------     -------------
                                                                                                     Mid-Cap
                                                Money Market    All America    Equity Index       Equity Index
                                                    Fund           Fund            Fund               Fund
                                                 -----------    ----------       ---------         ----------
Shares issued .................................  20,514,512     14,468,219      56,155,359         15,152,938
Shares issued to shareholders as reinvestment
  of dividends ................................          --             --              --                 --
                                                 ----------     ----------       ---------          ---------
Total .........................................  20,514,512     14,468,219      56,155,359         15,152,938
Shares redeemed ...............................  31,309,412     20,941,516      29,869,962          2,956,130
                                                 ----------     ----------       ---------         ----------
Net increase (decrease) ....................... (10,794,900)    (6,473,297)     26,285,397         12,196,808
                                                 ==========     ==========      ==========         ==========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS--(Unaudited) (Continued)

                                                                   For the Six Months Ended June 30, 1999
                                                 ------------------------------------------------------------------------------
                                                   Bond          Short-term       Mid-term       Composite      Aggressive
                                                   Fund          Bond Fund       Bond Fund         Fund         Equity Fund
                                                 -------------   ----------      ---------     -----------    -------------
Shares issued .................................  19,912,392      1,263,045       1,404,487       4,236,912       11,864,629
Shares issued to shareholders as reinvestment
  of dividends ................................          --            --              --              --               --
                                                 ----------      ---------        --------        --------        ---------
Total .........................................  19,912,392      1,263,045       1,404,487       4,236,912       11,864,629
Shares redeemed ...............................  25,885,223      3,042,628       3,811,410       7,846,619       19,405,930
                                                 ----------      ---------        --------        --------        ---------
Net increase (decrease) .......................  (5,972,831)    (1,779,583)     (2,406,923)     (3,609,707)      (7,541,301)
                                                 ==========      =========       =========       =========        =========


                                                                              For the Year Ended December 31, 1998
                                                                   --------------------------------------------------------
                                                                    Money Market    All America   Equity Index      Bond
                                                                        Fund           Fund          Fund           Fund
                                                                   -------------    -----------   ------------   ----------
Shares issued .................................................       65,030,676    16,550,567     99,314,538    77,260,563
Shares issued to shareholders as reinvestment of dividends ....        3,080,576    30,263,002     13,563,464    22,419,396
                                                                     -----------    ----------     ----------    ----------
Total .........................................................       68,111,252    46,813,569    112,878,002    99,679,959
Shares redeemed ...............................................       57,281,015    51,998,029     59,350,065    62,903,436
                                                                     -----------    ----------     ----------    ----------
Net increase (decrease) .......................................       10,830,237    (5,184,460)    53,527,937    36,776,523
                                                                     ===========    ==========     ==========    ==========

                                                                              For the Year Ended December 31, 1998
                                                                   --------------------------------------------------------
                                                                     Short-Term      Mid-Term      Composite    Aggressive
                                                                      Bond Fund      Bond Fund       Fund       Equity Fund
                                                                   -------------  ------------   ------------   -----------
Shares issued .................................................       11,305,009     9,542,507      9,518,911    46,769,027
Shares issued to shareholders as reinvestment of dividends ....          981,938       884,933      7,895,857     1,397,187
                                                                      ----------    ----------     ----------    ----------
Total .........................................................       12,286,947    10,427,440     17,414,768    48,166,214
Shares redeemed ...............................................        5,275,226     9,698,201     16,332,231    90,803,686
                                                                      ----------    ----------     ----------    ----------
Net increase (decrease) .......................................        7,011,721       729,239      1,082,537   (42,637,472)
                                                                      ==========    ==========     ==========    ===========

5.  DIVIDENDS

      No dividends have been declared or paid as of June 30, 1999. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.

Mutual of America
Life Insurance Company

The American Life
Insurance Company of New York
a Subsidiary of Mutual of America Life Insurance Company

Mutual of America Life Insurance Company is a Registered
Broker-Dealer and Distributes the Variable Products of
The American Life Insurance Company of New York

320 Park Avenue
New York, NY 10022-6839

www.mutualofamerica.com